UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

CORE PLUS BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration, which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective May 1, 2018, the individuals responsible for the day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Mark S. Lindbloom, Carl L. Eichstaedt, Julien A. Scholnick, Frederick R. Marki and John Bellows. These investment professionals, all of whom are employed by Western Asset Management Company, LLC (formerly known as Western Asset Management Company), work together with a broader investment management team. It is anticipated that Mr. Eichstaedt will step down as a member of the portfolio management team effective on or about December 31, 2018. For additional information, please see the Fund’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Western Asset Core Plus Bond Fund

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

Western Asset Core Plus Bond Fund	III

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Turning to the global economy, in its July 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “Global growth is projected to reach 3.9 percent in 2018 and 2019, in line with the forecast of the April 2018 World Economic Outlook, but the expansion is becoming less even, and risks to the outlook are mounting. The rate of expansion appears to have peaked in some major economies and growth has become less synchronized.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.2%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.0% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.7% in 2017.

IV	Western Asset Core Plus Bond Fund

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -1.62% during the six-month reporting period ended June 30, 2018.

Western Asset Core Plus Bond Fund	V

Investment commentary (cont’d)

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned -5.23% during the six months ended June 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied during the second half of the reporting period, negatively impacting the performance of the asset class.

Performance review

For the six months ended June 30, 2018, Class I shares of Western Asset Core Plus Bond Fund returned -2.61%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned -1.62% for the same period. The Lipper Core Plus Bond Funds Category Average1 returned -1.74% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	-2.79%
Class C	-3.12%
Class C1	-2.98%
Class FI	-2.79%
Class R	-2.94%
Class I	-2.61%
Class IS	-2.51%
Bloomberg Barclays U.S. Aggregate Index	-1.62%
Lipper Core Plus Bond Funds Category Average[1]	-1.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 265 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Core Plus Bond Fund

have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.94%, 2.39%, 2.69%, 3.07%, 2.78%, 3.45% and 3.48%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.39%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.85%, 1.52%, 1.21%, 0.83%, 1.13%, 0.52% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall,

Western Asset Core Plus Bond Fund	VII

Investment commentary (cont’d)

reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VIII	Western Asset Core Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as futures contracts, written options, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.79%	$1,000.00	$972.10	0.82%	$4.01	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-3.12	1,000.00	968.80	1.50	7.32	Class C	5.00	1,000.00	1,017.36	1.50	7.50
Class C1	-2.98	1,000.00	970.20	1.20	5.86	Class C1	5.00	1,000.00	1,018.84	1.20	6.01
Class FI	-2.79	1,000.00	972.10	0.82	4.01	Class FI	5.00	1,000.00	1,020.73	0.82	4.11
Class R	-2.94	1,000.00	970.60	1.11	5.42	Class R	5.00	1,000.00	1,019.29	1.11	5.56
Class I	-2.61	1,000.00	973.90	0.45	2.20	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-2.51	1,000.00	974.90	0.42	2.06	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

4	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus	— Western Asset Core Plus Bond Fund

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 28.3%
Consumer Discretionary — 2.1%
Auto Components — 0.0%
American Axle & Manufacturing, Senior Notes	6.625%	10/15/22	315,000	$323,663
Automobiles — 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,516,892	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	2,260,000	2,227,385	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,390,000	5,541,738
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,660,476
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,750,000	3,709,995
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,210,152
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,324,479
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,695,301
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,956,936
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,784,291
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,042,038
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,723,140
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,799,017
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	920,089
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,268,203
Total Automobiles				59,380,132
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc., Secured Notes	5.000%	10/15/25	5,920,000	5,631,104	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,292,675
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,769,775
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	10,760,209
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,950,000	12,677,806
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,881,000	1,881,000	(a)
Total Hotels, Restaurants & Leisure				38,012,569
Household Durables — 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,449,932
Lennar Corp., Senior Notes	4.750%	11/29/27	3,510,000	3,309,228
Newell Brands Inc., Senior Notes	3.150%	4/1/21	8,400,000	8,327,472
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	9,969,181
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	6,875,371
Newell Brands Inc., Senior Notes	5.500%	4/1/46	6,100,000	5,958,116
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,662,975
Total Household Durables				44,552,275

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	$14,662,191
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,659,753
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	11,244,882
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	8,155,295
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	473,275
Total Internet & Direct Marketing Retail				41,195,396
Media — 1.3%
21st Century Fox America Inc., Debentures	6.750%	1/9/38	200,000	254,665
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,222
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	307,944
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	5,240,000	6,523,386
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	153,251
Altice France SA, Senior Secured Bonds	6.000%	5/15/22	9,420,000	9,465,216	(a)
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	4,315,000	4,207,125	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	19,700,000	19,334,565	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	5,010,000	4,700,006	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	4,970,000	4,572,400	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	9,780,000	9,772,379
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	10,656,424
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	42,750,000	40,099,860
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	14,910,000	14,126,432
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,000,433
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	437,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,805,905
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,874,513
Comcast Corp., Senior Bonds	3.969%	11/1/47	221,000	195,149
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,782,918

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	$1,672,583
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	233,405
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	66,597
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,679,504
Comcast Corp., Senior Notes	3.900%	3/1/38	17,500,000	15,912,354
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	2,313,955
DISH DBS Corp., Senior Notes	6.750%	6/1/21	941,000	944,529
DISH DBS Corp., Senior Notes	5.875%	7/15/22	2,299,000	2,169,681
DISH DBS Corp., Senior Notes	5.875%	11/15/24	21,394,000	18,184,900
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	18,070,000	17,731,766	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	21,877,997	(a)
NBCUniversal Media LLC	4.375%	4/1/21	11,230,000	11,525,617
Time Warner Cable LLC, Debentures	7.300%	7/1/38	8,925,000	10,144,525
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	15,880,000	16,474,332
Time Warner Cable LLC, Senior Secured Notes	5.000%	2/1/20	2,460,000	2,512,307
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,398,201
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,522,820
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	8,289,132
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,549,199
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,057,999
UBM PLC, Senior Notes	5.750%	11/3/20	6,060,000	6,183,084	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,500,526
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,666,215
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	1,540,000	1,430,275	(a)
Warner Media LLC, Senior Notes	4.700%	1/15/21	20,000	20,597
Warner Media LLC, Senior Notes	4.750%	3/29/21	9,220,000	9,520,088
Total Media				311,860,156
Specialty Retail — 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,356,949
Total Consumer Discretionary				496,681,140
Consumer Staples — 2.3%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,460,359
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	19,690,000	19,545,936
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	37,240,000	36,491,682
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	25,970,000	26,807,980
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	18,900,000	18,264,871
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	15,373,722

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	19,410,000	$19,403,817
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,423,772
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,659,250	(a)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	641,288
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,346,719
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,366,193
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	6,635,000	6,037,616
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,897,559
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	10,789,438	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,721,892	(a)
Total Beverages				198,232,094
Food & Staples Retailing — 0.2%
CVS Health Corp. Pass-Through Trust, Secured Trust	5.298%	1/11/27	302,970	310,711	(a)
CVS Health Corp. Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,620,144	3,846,626
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	9,670,472	10,310,652
CVS Health Corp. Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,278,190	2,564,609
Kroger Co. (The), Senior Notes	5.150%	8/1/43	780,000	790,219
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	11,203,675
Walmart, Inc., Senior Notes	3.700%	6/26/28	24,130,000	24,362,936
Total Food & Staples Retailing				53,389,428
Food Products — 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	20,650,000	19,471,980	(a)
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,173,842	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,023,527	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,023,945	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	9,855,345
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	190,000	188,289
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	3,730,000	3,690,080
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	690,000	688,710
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,016,000	4,882,964
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,963,000	4,477,007
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,830,000	4,771,574
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	440,000	421,505
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	3,836,870
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	13,460,000	11,688,302
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	87,975	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,308,250	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,088,616	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	$7,472,416	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	692,117	(a)
Total Food Products				104,843,314
Household Products — 0.0%
Spectrum Brands, Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,344,500
Tobacco — 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	12,510,421
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,543,100
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	4,982,421
BAT Capital Corp., Senior Notes	3.557%	8/15/27	47,740,000	44,502,272	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	42,450,000	39,793,385	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	23,600,000	23,299,579
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,281,079
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,048,430
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,216,988
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,028,738
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,264,646
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,839,848
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,302,947
Total Tobacco				184,613,854
Total Consumer Staples				548,423,190
Energy — 4.2%
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co., LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,479,225
Ensco PLC	8.000%	1/31/24	5,032,000	5,082,320
Halliburton Co., Senior Notes	3.800%	11/15/25	13,610,000	13,534,191
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,641,565
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,101,184
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	735,895	(a)
Total Energy Equipment & Services				36,574,380
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,031,798
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	31,172
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	16,620,971
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	4,250,495
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	14,944,031
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,757,244
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	16,329,514

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	$3,162,245
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	1,979,122
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,003,778
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	5,703,645
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,459,032
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	21,110,000	20,950,295
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,581,918
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	515,212
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,645,687
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	16,310,000	16,009,080
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,373,567
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	7,160,000	7,065,843
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	6,420,000	6,387,900
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,218,000	1,283,102	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,188
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	4,690,000	4,772,075
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,140,000	2,983,000
Chevron Corp., Senior Notes	2.954%	5/16/26	12,640,000	12,139,263
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	13,826,000	13,300,388
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	34,368,026
Concho Resources Inc., Senior Notes	4.375%	1/15/25	3,590,000	3,608,820
Concho Resources Inc., Senior Notes	4.300%	8/15/28	10,940,000	10,987,331
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,037,018
ConocoPhillips, Notes	6.500%	2/1/39	90,000	115,299
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,684
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	855,718
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	858,365
Continental Resources Inc., Senior Notes	4.375%	1/15/28	4,780,000	4,761,168
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,657,441
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	12,586,367
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,735,594
Devon Energy Corp., Senior Notes	5.000%	6/15/45	23,090,000	23,575,596
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	26,214,066
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,118,706
EOG Resources, Inc., Senior Notes	4.150%	1/15/26	5,682,000	5,820,594
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	5,110,000	4,215,750	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	2,220,000	$1,731,600	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,236,099
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	23,182,275
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,061,562	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	7,400,461	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,579,689
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,652,436
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,500,395
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	12,610,329
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,971,364
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	16,590,000	16,148,485
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	327,250	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,640,000	1,537,500	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,116,859
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	9,225,451
MPLX LP, Senior Notes	4.500%	4/15/38	11,300,000	10,470,399
MPLX LP, Senior Notes	4.700%	4/15/48	21,620,000	20,123,626
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,168
Noble Energy Inc., Senior Notes	3.850%	1/15/28	9,560,000	9,153,863
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,334,960
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,746,209
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,511,986
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	3,882,000	3,958,514
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,159,720
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,249,176
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,054,201
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	5,979,697
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,741,342
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	10,210,000	10,001,591
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,185,938
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,191,270
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	85,631,887	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	7,719,638
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	14,583,233
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	21,547,000
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	14,490,000	14,218,313
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,582,725

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	$3,265,560
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,122,935
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,657,425
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,465,200
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	7,916,150
Range Resources Corp., Senior Notes	4.875%	5/15/25	3,030,000	2,855,775
Regency Energy Partners LP/Regency Energy Finance Corp.	4.500%	11/1/23	510,000	513,586
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,064,977
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	10,841,024	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,566,785	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,032,002
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,184,416
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,034,109
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,675,007
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,146,276
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	20,175,254
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	643,017
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,038,065	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,198,885
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	34,460,000	41,823,488
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,480,000	2,548,200
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	5,825,000	6,007,031	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	4,249,000	5,074,793
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,831,603
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,851,100
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,798,950
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,741,263
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,928,352
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	934,875
Williams Partners LP, Senior Notes	5.250%	3/15/20	4,750,000	4,898,691
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	282,150
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,638,000
Total Oil, Gas & Consumable Fuels				956,005,263
Total Energy				992,579,643
Financials — 10.3%
Banks — 7.6%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	4,912,000	4,832,656	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	6,210,000	$6,186,526	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	7/16/18	12,050,000	10,634,125	(b)(c)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.459%	4/12/23	6,200,000	6,196,467	(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,419,802
Banco Santander SA, Senior Notes	4.379%	4/12/28	27,800,000	26,632,327
Bank of America Corp., Junior Subordinated Bonds (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	7,780,000	8,096,257	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	4,090,000	4,279,163	(b)(c)
Bank of America Corp., Senior Notes	2.600%	1/15/19	1,176,000	1,175,347
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,552,967
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	38,778,344	(c)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	233,959
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	20,778,498	(c)
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,022,401
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,646,861
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	6,910,633	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	25,626,195	(c)
Bank of America Corp., Senior Notes (3.970% to 3/15/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	80,750,000	79,571,572	(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	37,300,000	39,594,908
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	3,050,000	3,061,993
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,164,901
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,248,389
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	11,870,270
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	4,885,776	(a)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	10,819,655	(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then 5 year USD Swap Rate + 1.483%)	4.375%	3/1/33	10,910,000	10,247,545	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	9,626,164	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,350,227	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	5,787,300
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,302,027	(b)(c)

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	$6,163,438	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	2,182,800	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.350% to 5/15/23 them 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,129,940	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	28,300,200	(b)(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	61,236,460	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	15,992,297	(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,096,620
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	24,785,577
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	708,460
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,002,585
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	26,858,444
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,241,107
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,420,000	35,864,134
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,960,497
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	151,082
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,424,169
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,848,368
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,985,376
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,267,988	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	16,490,000	15,407,949	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	11,522,000	12,386,150	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	8,420,000	8,818,500
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	8,520,000	8,416,312
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	10,434,000	10,686,657	(a)
Cooperatieve Rabobank UA, Subordinated Notes	4.625%	12/1/23	24,060,000	24,263,752
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	32,450,000	31,862,907
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	17,744,100	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	8,480,000	8,462,552	(a)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	11,180,000	10,224,935	(a)(c)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	17,967,000	18,523,449

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	21,490,000	$21,113,925	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	10,353,244	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	21,390,000	20,561,137	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	26,610,559
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,756,171
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	18,866,674
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	32,310,000	32,673,108	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,238,120
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,453,157
ING Bank NV, Senior Notes	2.500%	10/1/19	6,050,000	6,007,175	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	14,660,626	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	9,160,000	8,462,428	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	7,160,000	6,588,205	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	40,634,000	35,125,907	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	5,925,000	5,088,784	(a)
Intesa Sanpaolo SpA, Senior Notes	4.375%	1/12/48	17,902,000	13,986,202	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	36,780,000	33,425,889	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,320,000	12,197,405	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	9,902,053
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,035,426
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,831,322
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	9,811,047
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	19,882
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	28,296,468	(c)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	4,220,000	4,137,131
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,167,957
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	19,782,270
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,028,000
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,670,000	18,024,352
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	2,110,000	2,085,775
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	105,863	(a)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	18,830,000	18,612,540
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	3,000,000	2,773,281	(c)

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	$15,195,709
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,111,569
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,063,976	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	9,734,211
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	11,939,645
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,018,219	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,561,835
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,621,816
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,837,671
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,420,514
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,669,203	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	6,130,000	6,038,542
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,082,997	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	19,190,000	20,099,596	(a)
Sumitomo Mitsui Financial Group, Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,246,500
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,064,406
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	14,711,747
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	3,567,105	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	31,969,743	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	4,850,399	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	26,840,000	26,696,484	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	11,981,461
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/30/18	38,301,000	37,822,237	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	3,593,100	(b)(c)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,409,583
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,277,170
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	19,440,000	18,646,896	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,730,110
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,840,296
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	35,829,673
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,517,850
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,983,702
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	19,524,598
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	16,237,772
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,817,116

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	20,515,000	$19,897,532
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,066,684
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	1,525,000	1,500,746
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	11,818,309
Total Banks				1,794,308,865
Capital Markets — 1.7%
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,295,792
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	12,660,000	11,927,857	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	6,740,417
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	23,889,836
Goldman Sachs Capital II, Junior Subordinated Bonds (4.000% to 7/30/18 then 3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	9/3/18	413,000	348,200	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	210,048
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	26,687,099
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,151,881
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,593,323
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	33,793,109	(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,107,416
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,368,835
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,665,183
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,029,297
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,466,512	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	73,315,000	69,816,943	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	14,240,000	14,053,047	(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	34,603,046
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	19,867,965
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	23,827,958
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	10,271,942
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,841,000	18,791,650
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,461,508	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/2/18	5,550,000	0	*(b)(d)(e)(f)(g)

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes (3 mo. USD LIBOR + 0.780%)	3.589%	8/19/65	190,000		$0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000		0	*(b)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000		0	*(b)(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000		1,787,205
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	43,070,000		41,539,840	(c)
Total Capital Markets					390,295,909
Consumer Finance — 0.1%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000		2,894,678
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000		4,409,550
American Express Credit Corp., Senior Notes	2.375%	5/26/20	12,230,000		12,055,826
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		63,450
Total Consumer Finance					19,423,504
Diversified Financial Services — 0.6%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000		2,640,652
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000		8,602,797
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000		1,216,790
Ahold Lease USA Inc. Pass-Through-Trust	8.620%	1/2/25	6,003,498		6,982,658
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		6,041,167
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,160,000		3,073,100	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,200,000		3,081,600	(a)
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		16,786,145
GE Capital International Funding Company Unlimited Company, Senior Notes	4.418%	11/15/35	5,171,000		5,018,538
ILFC E-Capital Trust II, Senior Notes ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.820%	12/21/65	2,870,000		2,669,100	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,195,577
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,763,039
Magnolia Finance X Ltd., 2015-3GNA, A1 (3 mo. GBP LIBOR + 2.483%)	3.238%	3/12/20	43,843,656	GBP	56,416,099	(a)(c)(e)(f)
Magnolia Finance X Ltd., 2015-3GNA, A2 (3 mo. GBP LIBOR + 3.750%)	4.504%	3/12/20	14,420,339	GBP	18,555,461	(a)(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,510,000		2,494,338	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	3,960,000		3,919,569	(a)
Total Diversified Financial Services					151,456,630

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	298,643	$401,675	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.337%	2/12/23	1,435,709	1,459,111	(a)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	446,000	460,495	(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	12,053,814
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000	2,398,595
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,028,398
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,260,442
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,079,788	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,836,312
MetLife Inc., Senior Notes	4.750%	2/8/21	4,857,000	5,046,085
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	6,742,000	6,717,870	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	311,423
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	3,726,000	3,687,743	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,181,897	(a)
Total Insurance				66,923,648
Thrifts & Mortgage Finance — 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,440,000	2,400,423	(a)
Total Financials				2,424,808,979
Health Care — 2.9%
Biotechnology — 0.4%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000	9,146,755
Amgen Inc., Senior Notes	2.125%	5/1/20	3,318,000	3,263,330
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,475,768
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,919,322
Celgene Corp, Senior Notes	5.250%	8/15/43	3,712,000	3,812,644
Celgene Corp., Senior Notes	2.250%	8/15/21	10,330,000	9,944,611
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,619,006
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,149,134
Celgene Corp., Senior Notes	3.875%	8/15/25	9,250,000	9,015,590
Celgene Corp., Senior Notes	5.000%	8/15/45	14,520,000	14,269,992
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,470,735
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	400,059
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,928,741
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,541,696
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	6,378,167

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	$7,340,042
Total Biotechnology				82,675,592
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	11,610,000	11,432,103
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,035,646
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	10,969,525
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	18,160,000	17,467,345
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	3,922,000	3,834,283
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	2,801,935
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,002,886
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	26,611,900
Total Health Care Equipment & Supplies				81,155,623
Health Care Providers & Services — 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,489,720
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,149,731
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,205,977
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,060,843
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,005,180
Anthem Inc., Senior Notes	3.650%	12/1/27	12,200,000	11,579,590
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,705,993
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,219,693
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	6,698,110
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,339,034
Centene Corp., Senior Notes	5.625%	2/15/21	2,660,000	2,722,843
Centene Corp., Senior Notes	4.750%	5/15/22	5,032,000	5,088,610
Centene Corp., Senior Notes	6.125%	2/15/24	7,362,000	7,776,113
Centene Corp., Senior Notes	4.750%	1/15/25	3,970,000	3,960,075
CVS Health Corp., Senior Notes	3.350%	3/9/21	8,290,000	8,286,155
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	15,772,660
CVS Health Corp., Senior Notes	3.700%	3/9/23	26,650,000	26,543,123
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	13,199,000
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,315,409
CVS Health Corp., Senior Notes	4.300%	3/25/28	80,230,000	79,295,365
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	12,620,525
CVS Health Corp., Senior Notes	5.050%	3/25/48	9,550,000	9,756,329
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,452,482	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	803,310	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,145,688	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	$14,909,175
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	804,420
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	788,070
HCA Inc., Senior Secured Notes	5.875%	3/15/22	4,150,000	4,336,750
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	330,825
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	2,947,272
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,679,875
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	5,446,400
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,406,706
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,216,251
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,463,213
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,592,218
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	618,785
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	10,300,000	10,046,198
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,528,893
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,332,982
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,048,058
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,030,331
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	11,893,478
Total Health Care Providers & Services				340,611,458
Pharmaceuticals — 0.7%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,120,348
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	9,860,788
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	2,770,000	2,628,351
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	14,252,000	13,770,258
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	6,100,000	5,845,653
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,072,152
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	29,130,280
Merck & Company, Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,410,892
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,943
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	4,680,000	4,263,900
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	5,453,000	5,226,393
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	4,849,000	4,734,939
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	30,377,000	28,196,188
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	15,932,000	16,210,810	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	3,069,000	3,030,638	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	5,010,000	4,684,350	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,981,000	1,832,425	(a)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	2,130,000	$2,215,094	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.250%	4/1/26	3,020,000	3,144,575	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	8.500%	1/31/27	1,830,000	1,857,450	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	7,900,000	8,312,380	(a)
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,226,011
Total Pharmaceuticals				174,780,818
Total Health Care				679,223,491
Industrials — 1.3%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	8,560,132
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,284,948
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,241,967
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	12,910,227
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,519,204
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,091,552
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	27,977,184
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,542,494
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	5,307,351
Total Aerospace & Defense				83,435,059
Air Freight & Logistics — 0.0%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	5,090,000	4,920,742
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	3,680,000	3,506,873
Total Air Freight & Logistics				8,427,615
Airlines — 0.1%
Air 2 U.S. Pass-Through-Trust	8.027%	10/1/19	527,773	536,020	(a)
Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	24,810	26,671
Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	8,212,864	8,706,580
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	6,703,951	7,316,692
Delta Air Lines Inc. 1999-2 Class A Pass-Through-Trust	7.575%	3/1/19	638,734	645,121	(f)
Total Airlines				17,231,084
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	7,810,625
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,370,338
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	962,185
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	3,620,000	3,624,525	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,040,000

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	4,060,000	$4,105,675
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,102,075
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	630,000	612,675
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,270,000	1,179,131
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,451,067
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,403,525
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,599,147
Total Commercial Services & Supplies				39,260,968
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,411,384
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,486,566
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,378,786
Total Electrical Equipment				32,276,736
Industrial Conglomerates — 0.3%
General Electric Capital, Senior Notes	4.375%	9/16/20	4,836,000	4,954,746
General Electric Co., Senior Notes	5.500%	1/8/20	1,640,000	1,700,313
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	426,639
General Electric Co., Senior Notes	5.875%	1/14/38	10,903,000	12,394,278
General Electric Co., Senior Notes	6.875%	1/10/39	32,494,000	41,223,100
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,509,548
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,586,050
Total Industrial Conglomerates				73,794,674
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,254,781
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,448,494
Total Machinery				7,703,275
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,230,000	8,235,894
Union Pacific Corp., Senior Notes	3.950%	9/10/28	26,460,000	26,640,634
Union Pacific Corp., Senior Notes	4.500%	9/10/48	16,190,000	16,525,569
Total Road & Rail				51,402,097
Trading Companies & Distributors — 0.0%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,456,000	3,240,000	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	280,000	261,100	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	3,790,000	3,503,476	(a)
Total Trading Companies & Distributors				7,004,576
Total Industrials				320,536,084

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 1.7%
Communications Equipment — 0.0%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	$3,510,750	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,057,753
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,317,765
Total Communications Equipment				12,886,268
IT Services — 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	1,191,000	1,243,499	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	21,169,000	21,089,616	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,302,491
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	17,155,224
Total IT Services				64,790,830
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	9,800,000	9,104,292
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	520,000	492,722
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,080,131
Intel Corp., Senior Notes	3.734%	12/8/47	3,104,000	2,932,044
Total Semiconductors & Semiconductor Equipment				16,609,189
Software — 0.8%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	69,200,000	64,082,807
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	17,788,996
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	14,542,564
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	18,907,271
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,148,800
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	39,874,631
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	738,644
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,728,788
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	3,764,767
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,310,772
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,459,331
Total Software				183,347,371
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,145,145
Apple Inc., Senior Notes	1.550%	8/4/21	5,190,000	4,976,095
Apple Inc., Senior Notes	2.450%	8/4/26	30,530,000	28,052,068
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	36,680,000	36,780,545	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,080,888	(a)
Total Technology Hardware, Storage & Peripherals				119,034,741
Total Information Technology				396,668,399

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 1.3%
Chemicals — 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,162,000	$2,233,288
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	12,569,602	(a)
LyondellBasell Industries NV	5.000%	4/15/19	1,311,000	1,324,135
LyondellBasell Industries NV	6.000%	11/15/21	2,360,000	2,527,499
LyondellBasell Industries NV	5.750%	4/15/24	2,690,000	2,909,337
Nutrien Ltd., Senior Notes	4.875%	3/30/20	330,000	336,970
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,032,615	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	22,906,890	(a)
Total Chemicals				54,840,336
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	917,675	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	4,500,000	4,460,625	(a)
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	1,789,865	1,814,476
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,131,612	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,861,828
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,279,739
Total Containers & Packaging				17,465,955
Metals & Mining — 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	12,985,000	13,758,776	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,525,269	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,222,668	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,661,043	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,238,086	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	3,010,000	3,216,907
ArcelorMittal, Senior Notes	7.000%	10/15/39	3,490,000	4,024,668
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,668,624
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,988,000	2,057,997
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	9,409,201
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	9,245,481
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	971,311
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,580,126
BHP Billiton Finance USA Ltd., Junior Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	31,234,945	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,688,500

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	$561,975
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,213,742
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,172,000	3,680,538
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,225,085	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,010,000	1,989,440	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	29,060,000	27,901,203	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	4,620,000	4,614,958	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	17,390,000	16,444,599	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	24,629,185
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	13,714,000	15,465,278
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,935,360
Total Metals & Mining				238,164,965
Total Materials				310,471,256
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,710,407	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	611,050	(a)
Total Real Estate				24,321,457
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,495,691
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,458,666
AT&T Inc., Senior Notes	3.400%	5/15/25	30,145,000	28,310,734
AT&T Inc., Senior Notes	4.350%	6/15/45	13,613,000	11,574,678
AT&T Inc., Senior Notes	4.500%	3/9/48	7,490,000	6,481,700
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,890,000	1,745,336	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	5,310,000	7,601,830
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,475,134
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,034,000	3,993,660	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,507,342
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,628,844
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	170,000	164,701
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	6,160,000	5,959,358
Telefonica Emisiones SAU, Senior Notes	4.895%	3/6/48	10,960,000	10,140,360
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	10,010,000	10,310,979
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	6,450,784

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	27,705,000	$26,560,126
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	4,672,000	4,154,012
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	21,755,000	21,568,650
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	16,357,438	16,245,058	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,130,000	2,068,225
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,054,805
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,522,869
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	8,590,000	8,239,104
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,530,249
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	4,886,801
Total Diversified Telecommunication Services				196,129,696
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,680,000	3,784,791
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	3,050,000	2,965,651	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,561,000	4,657,921	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,880,000	1,959,900
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,014,188
Sprint Corp., Senior Notes	7.625%	2/15/25	18,385,000	18,798,846
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,737,500	3,704,797	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	14,060,000	13,986,888	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	41,840,000	41,424,956
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	22,580,000	22,602,119
Total Wireless Telecommunication Services				116,900,057
Total Telecommunication Services				313,029,753
Utilities — 0.8%
Electric Utilities — 0.8%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	192,950
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,467,225
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	395,080
Exelon Corp., Senior Bonds	5.625%	6/15/35	5,126,000	5,948,811
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,815,701
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	15,358,499
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	54,686,000	71,038,130
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	9,344,000	9,591,175
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	8,470,000	7,620,621
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	21,485,000	23,260,760

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	$11,101,918
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,314,664
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,815,087
Total Electric Utilities				177,920,621
Multi-Utilities — 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,637,826
Total Utilities				182,558,447
Total Corporate Bonds & Notes (Cost — $6,766,839,712)				6,689,301,839
Mortgage-Backed Securities — 24.8%
FHLMC — 3.9%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	3,142,562	3,500,902
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/19-11/1/36	45,745	48,101
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	4,395,738	4,776,063
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	7/1/23-9/1/47	52,459,227	54,779,941
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-5/1/48	198,268,045	203,018,918
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	2,775,695	2,715,742
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32-3/1/39	922,145	1,022,168
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	78,073,566	78,305,492
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	12,271,690	13,114,896
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	6,028,525	5,888,640
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/1/47	100,000	99,483	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	5/15/48	57,100,000	54,869,531	(e)(f)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	7/1/48	310,400,000	300,452,462	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/48	164,600,000	167,784,832	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	7/1/48	30,100,000	31,324,169	(i)
Total FHLMC				921,701,340
FNMA — 12.8%
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	22	22
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	311,968,823	327,266,371
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	29,458,652	32,475,858
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,055,644
Federal National Mortgage Association (FNMA)	2.940%	7/1/27	22,800,000	21,831,569
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	20,592,335
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	12,909,503	12,427,546
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	14,184,439	15,648,428
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	4,457,735	4,946,306
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	2,725	3,095

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	8/1/31-5/1/48	132,837,910	$141,996,437
Federal National Mortgage Association (FNMA)	3.000%	7/1/33-7/1/47	66,330,000	64,826,613	(i)
Federal National Mortgage Association (FNMA)	3.500%	7/1/33-7/1/48	276,600,000	279,326,514	(i)
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	287,946,547	287,028,935
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.969%)	3.430%	11/1/35	38,335	39,949	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	40,384,866	43,919,393
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	524,509,936	538,427,269
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-1/1/47	122,498,552	119,033,292
Federal National Mortgage Association (FNMA)	4.000%	7/1/47	168,250,000	171,544,322	(i)
Federal National Mortgage Association (FNMA)	4.500%	7/1/48-8/1/48	802,600,000	834,887,809	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/48	101,600,000	107,641,862	(i)
Total FNMA				3,026,919,569
GNMA — 8.1%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	31,793	33,796
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	83,653	90,412
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	3,299,218	3,688,293
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	8,188,441	9,020,076
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	11,164	11,377
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	6,826,754	7,449,945
Government National Mortgage Association (GNMA)	4.000%	4/15/47-4/15/48	29,701,156	30,683,500
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-6/20/48	104,877,863	110,570,997
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,921,824	2,196,247
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	5,038,771	5,541,170
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-5/20/48	71,418,800	74,715,998
Government National Mortgage Association (GNMA) II	3.500%	10/20/45-11/20/47	55,965,955	56,286,553
Government National Mortgage Association (GNMA) II	3.500%	7/1/47	32,100,000	32,226,016	(i)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	8/20/47	91,833,572	$94,249,149
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	127,988,041	125,346,240
Government National Mortgage Association (GNMA) II	4.000%	7/20/48	364,100,000	373,202,511	(i)
Government National Mortgage Association (GNMA) II	3.000%	7/20/48	112,300,000	109,876,334	(i)
Government National Mortgage Association (GNMA) II	4.500%	7/20/48	766,580,000	796,890,458	(i)
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	64,100,000	67,303,401	(i)
Total GNMA				1,899,382,473
Total Mortgage-Backed Securities (Cost — $5,885,498,269)				5,848,003,382
U.S. Government & Agency Obligations — 16.3%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank (FHLB)	0.625%	8/7/18	10,960,000	10,945,610
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	2,585,000	3,379,422
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	60,454,911
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	83,870,000	81,213,974
Financing Corp., Debentures	0.000%	11/2/18	13,770,000	13,666,051
Tennessee Valley Authority	7.125%	5/1/30	840,000	1,156,884
Total U.S. Government Agencies				170,816,852
U.S. Government Obligations — 15.6%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,517,559
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	8,875,764
U.S. Treasury Bonds	0.000%	11/15/24	6,080,000	5,103,830
U.S. Treasury Bonds	3.750%	11/15/43	509,880,000	579,779,368
U.S. Treasury Bonds	2.500%	2/15/45	74,130,000	67,607,429
U.S. Treasury Bonds	3.000%	5/15/45	622,540,000	625,105,543
U.S. Treasury Bonds	3.000%	2/15/47	756,630,000	759,526,470
U.S. Treasury Bonds	3.000%	5/15/47	182,636,000	183,213,871
U.S. Treasury Bonds	2.750%	8/15/47	127,085,000	121,301,640
U.S. Treasury Bonds	2.750%	11/15/47	206,740,000	197,319,600
U.S. Treasury Bonds	3.125%	5/15/48	275,930,000	283,642,028
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,648,903

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.875%	12/15/20	94,230,000	$92,658,273
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,212,094
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	42,458,840
U.S. Treasury Notes	1.875%	4/30/22	71,400,000	69,292,863
U.S. Treasury Notes	2.625%	6/30/23	103,270,000	102,775,836
U.S. Treasury Notes	1.250%	7/31/23	47,490,000	44,137,874
U.S. Treasury Notes	1.375%	8/31/23	68,730,000	64,195,461
U.S. Treasury Notes	2.000%	5/31/24	147,285,000	140,990,867
U.S. Treasury Notes	2.125%	11/30/24	68,830,000	66,100,998
U.S. Treasury Notes	2.875%	4/30/25	63,290,000	63,545,879
U.S. Treasury Notes	2.750%	6/30/25	122,566,000	122,058,501
U.S. Treasury Notes	2.250%	11/15/25	21,730,000	20,902,817
U.S. Treasury Notes	2.750%	2/15/28	6,000	5,950
U.S. Treasury Notes	2.875%	5/15/28	3,000	3,006
Total U.S. Government Obligations				3,679,981,264
Total U.S. Government & Agency Obligations (Cost — $3,877,230,578)				3,850,798,116
Collateralized Mortgage Obligations (p) — 12.6%
Alternative Loan Trust, 2006-18CB, A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	20.235%	7/25/36	8,713,414	12,352,507	(c)
Alternative Loan Trust, 2006-23CB, 2A6 (-4.000 x 1 mo. USD LIBOR + 28.400%)	20.035%	8/25/36	3,377,249	4,157,979	(c)
Alternative Loan Trust, 2006-43CB, 1A10	6.000%	2/25/37	6,204,451	5,345,069
Alternative Loan Trust, 2006-43CB, 3A3 (-1.000 x 1 mo. USD LIBOR + 6.630%)	4.539%	2/25/37	17,246,378	3,890,947	(c)
Alternative Loan Trust, 2006-6CB, 1A4	5.500%	5/25/36	6,426,464	6,000,225
Banc of America Alternative Loan Trust, 2004-11, 2CB1	6.000%	12/25/34	6,963,528	6,862,671
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.734%	4/10/49	867,676	533,319	(c)
Banc of America Funding Trust, 2004-B, 3A2 (12 mo. USD LIBOR + 1.940%)	3.535%	12/20/34	57,818	54,070	(c)
Banc of America Funding Trust, 2015-R2, 10A1 (1 mo. USD LIBOR + 0.190%)	2.281%	6/29/37	25,608,413	25,290,412	(a)(c)
Banc of America Funding Trust, 2015-R2, 3A1 (1 mo. USD LIBOR + 0.260%)	2.351%	4/29/37	12,444,810	12,441,021	(a)(c)
Banc of America Funding Trust, 2015-R2, 3A2 (1 mo. USD LIBOR + 0.260%)	2.351%	4/29/37	25,428,000	24,830,963	(a)(c)
BBCCRE Trust, 2015-GTP, E	4.715%	8/10/33	33,260,000	29,372,292	(a)(c)
BCAP LLC Trust, 2010-RR9, 6A2	6.000%	10/26/35	14,115,108	12,384,257	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2006-AC4, A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	24.522%	7/25/36	3,593,220	4,824,665	(c)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Bear Stearns Mortgage Funding Trust, 2007-AR2, A1 (1 mo. USD LIBOR + 0.170%)	2.261%	3/25/37	20,988,493	$18,954,913	(c)
BX Trust, 2017-IMC, F (1 mo. USD LIBOR + 4.250%)	6.323%	10/15/32	37,710,000	37,968,841	(a)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	1,716,876	867,022
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A, A1 (1 mo. USD LIBOR + 0.200%)	2.291%	10/25/36	491,894	462,983	(a)(c)
CHT Mortgage Trust, 2017-CSMO, A (1 mo. LIBOR + 0.930%)	3.003%	11/15/36	25,085,000	25,179,771	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5, AJ	5.482%	10/15/49	2,371,396	2,265,897
Citigroup Commercial Mortgage Trust, 2008-C7, AJA	6.337%	12/10/49	2,160,000	1,019,134	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	10,840,000	10,890,304
Citigroup Commercial Mortgage Trust, 2017-P7, B	4.137%	4/14/50	16,424,000	16,520,028	(c)
Citigroup Commercial Mortgage Trust, 2017-P7, C	4.497%	4/14/50	18,830,000	18,553,254	(c)
Citigroup Commercial Mortgage Trust, 2018-B2, A4	4.009%	3/10/51	35,210,000	35,948,248
Citigroup Mortgage Loan Trust, 2006-AR9, 1A4 (1 mo. USD LIBOR + 0.240%)	2.331%	11/25/36	2,574,943	2,581,841	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5, 1A5 (6 mo. USD LIBOR + 2.210%)	3.290%	8/25/35	83,857	75,018	(c)
COBALT CMBS Commercial Mortgage Trust, 2007-C2, AJFL (1 mo. LIBOR + 0.270%)	2.316%	4/15/47	7,437,927	7,360,529	(a)(c)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	3.073%	4/15/36	20,980,000	21,090,932	(a)(c)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	1,723,000	1,769,400
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	1,470,000	1,518,613	(c)
Commercial Mortgage Trust, 2013-CR12, C	5.247%	10/10/46	730,000	724,458	(c)
Commercial Mortgage Trust, 2013-CR12, E	5.247%	10/10/46	1,453,000	1,057,111	(a)(c)
Commercial Mortgage Trust, 2013-CR9, E	4.404%	7/10/45	3,000,000	1,962,459	(a)(c)
Commercial Mortgage Trust, 2014-CR19, B	4.703%	8/10/47	8,410,000	8,637,665	(c)
Commercial Mortgage Trust, 2014-CR21, A3	3.528%	12/10/47	590,000	589,665
Commercial Mortgage Trust, 2014-CR21, C	4.562%	12/10/47	11,948,000	11,627,503	(c)
Commercial Mortgage Trust, 2015-DC1, B	4.035%	2/10/48	10,670,000	10,588,083	(c)
Commercial Mortgage Trust, 2015-DC1, C	4.496%	2/10/48	3,070,000	2,978,328	(c)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.284%	7/20/46	511,348	377,732	(c)
Countrywide Home Loans, 2006-R2 AS, IO	3.909%	7/25/36	19,089,478	1,721,777	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	8,860,337	7,243,202
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	4,815,265	4,677,887	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.600%	6/15/38	3,569,451	2,234,349	(c)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,886,878	(a)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. LIBOR + 5.620%)	7.693%	7/15/32	23,400,000	23,341,804	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,127,562	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,509,696	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
CSAIL Commercial Mortgage Trust, 2018-CX11, A5	4.033%	4/15/51	28,080,000	$28,650,659	(c)
CSMC Trust, 2014-USA, A2	3.953%	9/15/37	12,520,000	12,658,884	(a)
CSMC Trust, 2014-USA, D	4.373%	9/15/37	10,950,000	10,504,239	(a)
CSMC Trust, 2015-2R, 7A1	3.208%	8/27/36	24,439,649	25,019,607	(a)(c)
CSMC Trust, 2015-4R, 3A3 (1 mo. USD LIBOR + 0.310%)	2.270%	10/27/36	48,456,954	27,273,197	(a)(c)
CSMC Trust, 2015-GLPA, A	3.881%	11/15/37	4,150,000	4,217,701	(a)
CSMC Trust, 2017-TIME, A	3.646%	11/13/39	21,200,000	20,688,274	(a)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	222,458,000	217,052,960	(c)(e)
DBJPM 17-C6 Mortgage Trust, 2017-C6, A5	3.328%	6/10/50	6,530,000	6,380,633
Federal National Mortgage Association (FNMA) — CAS, 2014-C03, 1M1 (1 mo. USD LIBOR + 3.000%)	5.091%	7/25/24	77,115,732	82,686,897	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03, 1M2 (1 mo. USD LIBOR + 5.000%)	7.091%	7/25/25	30,779,444	34,962,513	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20384, 14, IO	5.500%	1/25/40	754,400	163,509
Federal National Mortgage Association (FNMA) STRIPS, 20390, C3, IO	6.000%	7/25/38	1,487,489	314,332
Federal National Mortgage Association (FNMA) STRIPS, 20407, 22, IO	5.000%	1/25/39	636,407	133,459
Federal National Mortgage Association (FNMA) STRIPS, 20407, 23, IO	5.000%	1/25/39	339,385	78,790	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 27, IO	5.500%	1/25/39	291,943	55,729	(c)
Federal National Mortgage Association (FNMA) STRIPS, 20407, 34, IO	5.000%	1/25/38	406,142	80,342
Federal National Mortgage Association (FNMA) STRIPS, 20409, C1, IO	3.000%	11/25/26	5,995,147	466,011
Federal National Mortgage Association (FNMA) STRIPS, 20409, C13, IO	3.500%	11/25/41	6,304,303	1,234,083
Federal National Mortgage Association (FNMA) STRIPS, 20409, C18, IO	4.000%	4/25/42	4,398,147	866,575
Federal National Mortgage Association (FNMA) STRIPS, 20409, C2, IO	3.000%	4/25/27	293,126	25,119
Federal National Mortgage Association (FNMA) STRIPS, 20409, C22, IO	4.500%	11/25/39	1,899,490	421,703
Federal National Mortgage Association (FNMA) REMICS, 2005-88, IP, IO	1.103%	10/25/35	3,983,920	282,550
Federal National Mortgage Association (FNMA) REMICS, 2006-118, IP1, IO	2.118%	12/25/36	7,329,425	726,941
Federal National Mortgage Association (FNMA) REMICS, 2006-118, IP2, IO	1.591%	12/25/36	7,307,191	526,318
Federal National Mortgage Association (FNMA) REMICS, 2006-28, IP, IO	1.275%	4/25/36	2,676,943	233,713
Federal National Mortgage Association (FNMA) REMICS, 2006-59, IP, IO	2.131%	7/25/36	4,536,363	425,086

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Federal National Mortgage Association (FNMA) REMICS, 2010-123, PM	4.000%	7/25/40	19,331,985	$19,817,813
Federal National Mortgage Association (FNMA) REMICS, 2010-27, AS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.389%	4/25/40	2,794,032	464,951	(c)
Federal National Mortgage Association (FNMA) REMICS, 2011-99, KS, IO (-1.000 x 1 mo. LIBOR + 6.700%)	4.609%	10/25/26	1,552,940	137,589	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-101, BI, IO	4.000%	9/25/27	3,105,342	283,808
Federal National Mortgage Association (FNMA) REMICS, 2012-133, CS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	12/25/42	4,792,214	775,502	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-134, MS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	12/25/42	3,858,926	642,123	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-134, SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	12/25/42	12,024,030	1,913,125	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-35, SC, IO (-1.000% x 1 mo. LIBOR + 6.500%)	4.409%	4/25/42	3,507,158	590,234	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-46, BA	6.000%	5/25/42	5,390,196	5,901,158
Federal National Mortgage Association (FNMA) REMICS, 2012-70, YS, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.559%	2/25/41	1,708,098	193,932	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-74, OA, PO	0.000%	3/25/42	529,586	476,727
Federal National Mortgage Association (FNMA) REMICS, 2012-74, SA, IO (-1.000 x 1 mo. LIBOR + 6.650%)	4.559%	3/25/42	6,003,422	737,564	(c)
Federal National Mortgage Association (FNMA) REMICS, 2012-75, AO, PO	0.000%	3/25/42	316,884	277,515
Federal National Mortgage Association (FNMA) REMICS, 2012-93, UI, IO	3.000%	9/25/27	1,924,451	164,947
Federal National Mortgage Association (FNMA) REMICS, 2013-124, SB, IO (-1.000 x 1 mo. LIBOR + 5.950%)	3.859%	12/25/43	18,695,433	3,178,373	(c)
Federal National Mortgage Association (FNMA) REMICS, 2013-14, IG, IO	4.000%	3/25/43	9,343,907	1,834,036
Federal National Mortgage Association (FNMA) REMICS, 2013-26, HI, IO	3.000%	4/25/32	5,757,666	496,814
Federal National Mortgage Association (FNMA) REMICS, 2013-29, QI, IO	4.000%	4/25/43	9,272,837	1,840,665
Federal National Mortgage Association (FNMA) REMICS, 2013-54, BS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	6/25/43	9,317,911	1,634,369	(c)
Federal National Mortgage Association (FNMA) REMICS, 2013-9, SA, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	3/25/42	6,530,769	724,654	(c)
Federal National Mortgage Association (FNMA) REMICS, 2015-55, IO, IO	1.238%	8/25/55	19,052,344	942,777	(c)
Federal National Mortgage Association (FNMA) REMICS, 2015-56, AS, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.059%	8/25/45	3,979,592	771,659	(c)
Federal National Mortgage Association (FNMA) REMICS, 2016-23, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.909%	11/25/45	23,854,393	4,053,527	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Federal National Mortgage Association (FNMA) REMICS, 2016-60, QS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	9/25/46	26,489,610	$3,620,271	(c)
Federal National Mortgage Association (FNMA) REMICS, 2016-61, BS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	9/25/46	12,126,627	1,465,611	(c)
Federal National Mortgage Association (FNMA) REMICS, 2017-76, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	10/25/57	48,487,025	8,293,400	(c)
Federal National Mortgage Association (FNMA) REMICS, 2017-85, SC, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.109%	11/25/47	16,731,317	2,480,227	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.877%	10/15/41	10,040,181	1,465,889	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.177%	9/15/42	3,856,255	487,959	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K007, X1, IO	1.205%	4/25/20	61,681,196	921,474
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K015, X1, IO	1.752%	7/25/21	19,780,345	802,419	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass Through Certificates, K016, X1, IO	1.672%	10/25/21	8,116,750	330,269	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	9,139,341	10,075,005
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 2957, ZA	5.000%	3/15/35	14,269,247	15,127,591
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3242, SC, IO (-1.000 x 1 mo. LIBOR + 6.290%)	4.217%	11/15/36	1,508,156	200,266	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3281, AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.357%	2/15/37	8,458,442	1,262,833	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3368, AI, IO (-1.000 x 1 mo. LIBOR + 6.030%)	3.957%	9/15/37	2,241,153	285,677	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3422, AI, IO	0.250%	1/15/38	1,120,985	8,765
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3621, SB, IO (-1.000 x 1 mo. LIBOR + 6.230%)	4.157%	1/15/40	3,465,703	457,529	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3639, EY	5.000%	2/15/30	6,378,741	6,624,173
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3768, MB	4.000%	12/15/39	20,225,240	20,737,873
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 3973, SA, IO (-1.000 x 1 mo. LIBOR + 6.490%)	4.417%	12/15/41	6,315,525	1,135,659	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4054, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.977%	8/15/39	3,899,959	453,179	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4099, ST, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.927%	8/15/42	2,064,660	350,862	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4119, IN, IO	3.500%	10/15/32	5,648,018	799,175
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4146, DI, IO	3.000%	12/15/31	4,003,319	385,986
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4174, SA, IO (-1.000 x 1 mo. LIBOR + 6.200%)	4.127%	5/15/39	3,978,140	414,134	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4239, IO, IO	3.500%	6/15/27	4,776,570	455,075

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4298, PI, IO	4.000%	4/15/43	2,900,765	$402,756
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4415, IO, IO	1.404%	4/15/41	10,885,374	514,105	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4793, CB	3.000%	5/15/48	55,632,469	54,011,946
Federal Home Loan Mortgage Corp. (FHLMC) REMICS, 4793, CD	3.000%	6/15/48	41,313,628	40,139,536
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 283, IO, IO	3.500%	10/15/27	1,164,979	109,231
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.492%	2/15/38	1,730,313	110,528	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 334, S7, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.027%	8/15/44	12,603,229	2,178,644	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 353, S1, IO (-1.000 x 1 mo. LIBOR + 6.000%)	3.927%	12/15/46	27,000,457	4,708,773	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1, M2 (1 mo. USD LIBOR + 1.800%)	3.891%	7/25/30	55,580,000	54,798,601	(c)
Federal National Mortgage Association (FNMA), 2011-59 NZ	5.500%	7/25/41	1,292,231	1,406,173
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	2,108,872	2,253,255
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	7,950,684	9,161,537
Federal National Mortgage Association (FNMA), 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.509%	7/25/42	815,900	138,469	(c)
Federal National Mortgage Association (FNMA), 2013-9 BC	6.500%	7/25/42	7,067,010	7,960,596
Federal National Mortgage Association (FNMA), 2013-9 CB	5.500%	4/25/42	19,606,319	21,306,234
Federal National Mortgage Association (FNMA), 2014-47 AI, IO	1.444%	8/25/44	9,509,416	522,863	(c)
Federal National Mortgage Association (FNMA), 2018-M1 A2	3.086%	12/25/27	15,350,000	14,885,187	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C01, 2M2 (1 mo. USD LIBOR + 4.550%)	6.641%	2/25/25	5,919,168	6,412,451	(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03, 1M1 (1 mo. USD LIBOR + 0.950%)	3.041%	10/25/29	32,946,260	33,137,552	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,788,404	411,429
First Horizon Alternative Mortgage Securities Trust, 2007-FA3, A1 (1 mo. USD LIBOR + 0.330%)	2.421%	6/25/37	11,807,178	7,232,011	(c)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	92,652,899	91,494,182	(a)(c)
FREMF Mortgage Trust, 2012-K20, X2A, IO	0.200%	5/25/45	189,125,232	1,169,513	(a)
GAHR Commercial Mortgage Trust, 2015-NRF, BFX	3.495%	12/15/34	2,690,000	2,690,087	(a)(c)
GE Business Loan Trust, 2007-1A, A (1 mo. LIBOR + 0.170%)	2.243%	4/16/35	4,263,571	4,170,803	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	34,897,000	11,662,926	(c)
Government National Mortgage Association (GNMA), 2001-36, FC (1 mo. LIBOR + 0.400%)	2.484%	8/20/31	576	579	(c)
Government National Mortgage Association (GNMA), 2006-16, GS, IO (-1.000 x 1 mo. LIBOR + 6.990%)	4.906%	4/20/36	823,551	111,491	(c)
Government National Mortgage Association (GNMA), 2007-51, SG, IO (-1.000 x 1 mo. LIBOR + 6.580%)	4.496%	8/20/37	3,291,308	451,841	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Government National Mortgage Association (GNMA), 2010-116, MH	5.000%	7/20/40	28,106,866	$30,658,221
Government National Mortgage Association (GNMA), 2010-118, IO	0.119%	4/16/53	2,894,467	16,650	(c)
Government National Mortgage Association (GNMA), 2010-42, PC	5.000%	7/20/39	7,100,000	7,480,796
Government National Mortgage Association (GNMA), 2010-86, PB	4.500%	10/20/39	20,308,925	20,899,695
Government National Mortgage Association (GNMA), 2010-H10, FC (1 mo. USD LIBOR + 1.000%)	2.976%	5/20/60	685,303	695,326	(c)
Government National Mortgage Association (GNMA), 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.267%	8/20/58	1,712,476	1,711,618	(c)
Government National Mortgage Association (GNMA), 2010-H27, FA (1 mo. USD LIBOR + 0.380%)	2.297%	12/20/60	371,265	371,418	(c)
Government National Mortgage Association (GNMA), 2010-H28, FE (1 mo. USD LIBOR + 0.400%)	2.317%	12/20/60	7,972,366	7,978,654	(c)
Government National Mortgage Association (GNMA), 2011-140, AI, IO	4.000%	10/16/26	360,140	33,021
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.367%	2/20/61	2,389,709	2,395,134	(c)
Government National Mortgage Association (GNMA), 2011-H08, FG (1 mo. USD LIBOR + 0.480%)	2.397%	3/20/61	8,411,526	8,434,526	(c)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.417%	3/20/61	7,527,980	7,552,135	(c)
Government National Mortgage Association (GNMA), 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.966%	3/20/42	2,182,092	303,209	(c)
Government National Mortgage Association (GNMA), 2012-66, CI, IO	3.500%	2/20/38	6,165,744	496,887
Government National Mortgage Association (GNMA), 2012-81, AI, IO	3.500%	4/20/27	2,473,170	167,196
Government National Mortgage Association (GNMA), 2012-98, SA, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.015%	8/16/42	4,193,895	646,054	(c)
Government National Mortgage Association (GNMA), 2013-150, IA, IO	0.698%	11/20/42	2,866,743	92,888	(c)
Government National Mortgage Association (GNMA), 2014-117, SJ, IO (-1.000 x 1 mo. LIBOR + 5.600%)	3.516%	8/20/44	569,633	75,245	(c)
Government National Mortgage Association (GNMA), 2014-160, EI, IO	4.000%	7/16/26	7,161,850	637,927
Government National Mortgage Association (GNMA), 2014-176, IA, IO	4.000%	11/20/44	1,121,243	227,293
Government National Mortgage Association (GNMA), 2016-135, SB, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.015%	10/16/46	8,372,135	1,519,778	(c)
Government National Mortgage Association (GNMA), 2016-21, ST, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.066%	2/20/46	31,495,764	5,304,586	(c)
Government National Mortgage Association (GNMA), 2016-84, IG, IO	4.500%	11/16/45	6,835,095	1,432,133

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Government National Mortgage Association (GNMA), 2017-H15, KI, IO (12 mo. USD LIBOR)	2.167%	7/20/67	39,052,951	$6,077,928	(c)
Government National Mortgage Association (GNMA), 2017-H18, BI, IO (12 mo. USD LIBOR)	1.641%	9/20/67	30,629,487	3,212,044	(c)
Government National Mortgage Association (GNMA), 2017-H20, IB, IO (12 mo. USD LIBOR)	1.967%	10/20/67	15,355,330	1,971,624	(c)(f)
Government National Mortgage Association (GNMA), 2017-H22, IC, IO (12 mo. USD LIBOR)	2.367%	11/20/67	4,940,321	617,664	(c)
Government National Mortgage Association (GNMA), 2018-37, QA	2.750%	3/20/48	12,712,429	12,298,759
Government National Mortgage Association (GNMA), 2018-H06, PF (1 mo. USD LIBOR + 0.300%)	2.217%	2/20/68	22,468,281	22,424,843	(c)
Government National Mortgage Association (GNMA), 2018-H07, FD (1 mo. USD LIBOR + 0.300%)	2.217%	5/20/68	37,968,301	37,892,308	(c)
Government National Mortgage Association (GNMA), 2018-H08, KF (1 mo. USD LIBOR + 0.300%)	2.350%	5/20/68	18,366,634	18,355,155	(c)(e)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.416%	3/20/39	607,308	25,705	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.396%	4/20/40	624,786	85,871	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.566%	1/20/40	369,136	34,996	(c)
Government National Mortgage Association (GNMA), 2012-152, IO	0.780%	1/16/54	78,151,066	4,019,833	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4, 1A2A (1 mo. USD LIBOR + 0.640%)	2.731%	10/25/45	2,941,257	2,912,999	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5, 2A1 (1 mo. USD LIBOR + 0.560%)	2.651%	11/25/45	17,867,036	12,704,226	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3, 3A1 (1 mo. USD LIBOR + 0.230%)	2.321%	4/25/36	947,444	1,154,118	(c)
GS Mortgage Securities Trust, 2007-GG10, AM	5.979%	8/10/45	3,949,126	4,033,637	(c)
GS Mortgage Securities Trust, 2013-GC14, F	4.923%	8/10/46	2,034,950	1,552,807	(a)(c)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	4,302,000	4,577,129	(c)
GS Mortgage Securities Trust, 2015-GC28, D	4.470%	2/10/48	5,800,000	4,646,126	(a)(c)
GS Mortgage Securities Trust, 2015-GC30, B	4.148%	5/10/50	16,340,000	16,319,446	(c)
GS Mortgage Securities Trust, 2015-GS1, E	4.569%	11/10/48	10,015,000	6,722,889	(a)(c)
GS Mortgage Securities Trust, 2015-GS1, F	4.569%	11/10/48	5,107,000	3,029,518	(a)(c)
GS Mortgage Securities Trust, 2017-GS8, A4	3.469%	11/10/50	15,000,000	14,748,060
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.281%	9/15/31	139,880,000	140,239,631	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2, IAF (1 mo. USD LIBOR + 0.350%)	2.441%	3/25/35	6,816,772	6,424,386	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7, 1A1 (12 mo. USD LIBOR + 2.000%)	3.893%	11/25/35	999,812	852,213	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
HarborView Mortgage Loan Trust, 2005-3, 2A1A (1 mo. USD LIBOR + 0.480%)	2.565%	6/19/35	5,072,406	$5,002,180	(c)
HarborView Mortgage Loan Trust, 2005-7, 1A1 (11th District Cost of Funds + 1.850%)	2.745%	6/19/45	2,592,149	1,706,189	(c)
HarborView Mortgage Loan Trust, 2006-13, A (1 mo. USD LIBOR + 0.180%)	2.265%	11/19/46	245,842	212,085	(c)
HarborView Mortgage Loan Trust, 2006-2, 1A (6 mo. USD LIBOR + 2.370%)	4.075%	2/25/36	1,089,536	808,048	(c)
HarborView Mortgage Loan Trust, 2006-7, 2A1A (1 mo. USD LIBOR + 0.200%)	2.285%	9/19/46	1,580,558	1,424,630	(c)
Impac CMB Trust, 2007-A, A (1 mo. USD LIBOR + 0.500%)	2.591%	5/25/37	9,771,911	9,760,705	(a)(c)
Impac CMB Trust, 2005-7, A1 (1 mo. USD LIBOR + 0.520%)	2.611%	11/25/35	3,950,541	3,288,679	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR1, 1A1 (6 mo. USD LIBOR + 1.900%)	3.839%	3/25/35	87,974	89,108	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13, 1A1 (6 mo. USD LIBOR + 2.100%)	3.754%	8/25/35	201,647	172,218	(c)
IndyMac INDX Mortgage Loan Trust, 2006-AR2, 1A1B (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/46	6,402,775	5,969,316	(c)
Jefferies Resecuritization Trust, 2015-R1, A2 (1 mo. USD LIBOR + 0.140%)	2.100%	12/26/36	18,386,177	11,393,234	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15, C	5.253%	11/15/45	3,120,000	3,239,907	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, B	5.044%	1/15/47	1,602,000	1,674,451	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C21, D	4.812%	8/15/47	11,865,000	10,432,824	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25, AS	4.065%	11/15/47	5,930,000	6,002,909
JPMBB Commercial Mortgage Securities Trust, 2014-C25, D	4.094%	11/15/47	7,777,000	6,403,344	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30, B	4.441%	7/15/48	19,921,000	20,120,796	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31, B	4.771%	8/15/48	10,543,000	10,863,154	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31, C	4.771%	8/15/48	2,940,000	2,912,763	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5, A5	3.694%	3/15/50	21,620,000	21,625,626
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7, AJ	6.142%	4/17/45	6,417,865	5,227,980	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9, AJ	5.411%	5/15/47	17,476,785	12,583,575
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18, AJ	5.502%	6/12/47	22,881,841	19,098,443	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19, AJ	6.011%	2/12/49	16,833,380	12,707,910	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12, AJ	6.168%	2/15/51	4,243,296	4,167,007	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX, AJFX	5.438%	1/15/49	47,100,000	8,041,275	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5, A3	4.171%	8/15/46	440,698	450,485

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ, M (1 mo. LIBOR + 6.225%)	8.298%	10/15/19	8,200,000	$8,244,902	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. LIBOR + 3.750%)	5.823%	5/15/28	17,708,248	17,663,083	(a)(c)
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	113,514,239	112,457,195	(a)(c)
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	45,382,604	44,987,095	(a)(c)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	154,516,426	151,699,437	(a)(c)
JPMorgan Resecuritization Trust Series, 2015-1, 4A1 (1 mo. USD LIBOR + 0.300%)	2.385%	9/27/36	13,835,564	13,427,365	(a)(c)
JPMorgan Resecuritization Trust Series, 2015-1, 4A2	2.043%	9/27/36	13,814,382	9,772,794	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3, X, IO, STRIPS	0.230%	6/15/36	27,570	2	(a)(c)
Lehman Mortgage Trust, 2006-7, 3A4 (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.059%	11/25/36	8,175,330	1,978,956	(c)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. USD LIBOR + 0.260%)	2.351%	2/25/46	14,818,488	13,147,834	(c)
Lone Star Portfolio Trust, 2015-LSMZ, M (1 mo. LIBOR + 7.218%)	9.264%	9/15/20	9,274,598	9,273,977	(a)(c)
Lone Star Portfolio Trust, 2015-LSP, E (1 mo. LIBOR + 5.600%)	7.673%	9/15/28	38,778,969	39,063,013	(a)(c)
Lone Star Portfolio Trust, 2015-LSP, F (1 mo. LIBOR + 6.900%)	8.973%	9/15/28	13,844,281	13,946,867	(a)(c)
LSTAR Securities Investment Ltd., 2017-8R, A (1 mo. USD LIBOR + 0.000%)	2.097%	11/5/22	10,227,000	10,227,000	(a)(c)(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2004-6, 5A1 (6 mo. USD LIBOR + 2.620%)	4.332%	7/25/34	325,250	309,204	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1, 1A1 (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/46	210,681	181,182	(c)
MASTR Reperforming Loan Trust, 2005-1, 1A1	6.000%	8/25/34	1,762,564	1,679,090	(a)
MASTR Reperforming Loan Trust, 2005-1, 1A3	7.000%	8/25/34	2,599,536	2,558,661	(a)
MASTR Reperforming Loan Trust, 2005-2, 1A1F (1 mo. USD LIBOR + 0.350%)	2.441%	5/25/35	2,632,370	2,172,113	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5, AJ	5.450%	8/12/48	6,660,951	5,095,894	(c)
ML-CFC Commercial Mortgage Trust, 2007-5, AJFL	5.450%	8/12/48	1,051,830	804,691	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9, AJ	6.193%	9/12/49	6,344,512	5,025,156	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10, A4	4.219%	7/15/46	110,000	113,300	(c)
Morgan Stanley Capital I Trust, 2007-IQ13, AJ	5.438%	3/15/44	1,062,852	1,062,563
Morgan Stanley Mortgage Loan Trust, 2004-5AR, 2A (12 mo. USD LIBOR + 2.000%)	4.231%	7/25/34	28,612	28,340	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR, 2A2 (6 mo. USD LIBOR + 1.940%)	3.485%	7/25/35	1,693,780	1,523,286	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
Morgan Stanley Resecuritization Trust, 2015-R3, 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.234%	4/26/47	20,304,390	$19,709,772	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1, A85 (1 mo. USD LIBOR + 0.340%)	2.259%	4/16/36	59,816,366	51,424,088	(a)(c)
Multifamily Trust, 2016-1, B	9.272%	4/25/46	6,293,693	6,584,336	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2, A5	4.976%	5/25/35	85,030	65,778
Nomura Resecuritization Trust, 2015-5R, 3A5 (1 mo. USD LIBOR + 0.260%)	2.220%	2/26/46	10,298,243	9,058,577	(a)(c)
Prime Mortgage Trust, 2006-1, 3A2 (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.059%	6/25/36	14,597,722	2,357,266	(c)
Prime Mortgage Trust, 2006-DR1, 2A2	6.000%	5/25/35	34,590,127	25,533,954	(a)
RALI Series Trust, 2006-QO3, A1 (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/46	13,009,126	6,360,869	(c)
RALI Series Trust, 2006-QO3, A2 (1 mo. USD LIBOR + 0.260%)	2.351%	4/25/46	3,219,720	1,607,198	(c)
RALI Series Trust, 2007-QS4, 3A9	6.000%	3/25/37	2,981,255	2,773,325
RAMP Series Trust, 2004-SL4, A5	7.500%	7/25/32	604,074	492,520
RAMP Series Trust, 2005-SL1, A7	8.000%	5/25/32	324,515	272,078
RBSGC Mortgage Loan Trust, 2007-B, 1A4 (1 mo. USD LIBOR + 0.450%)	2.541%	1/25/37	9,825,256	6,871,921	(c)
RBSSP Resecuritization Trust, 2009-12, 9A2 (12 mo. USD LIBOR + 2.000%)	3.572%	3/25/36	11,842,292	10,707,392	(a)(c)
Residential Asset Securitization Trust, 2003-A14, A1	4.750%	2/25/19	27,329	25,911
Residential Asset Securitization Trust, 2004-A2, 1A3 (1 mo. USD LIBOR + 0.400%)	2.491%	5/25/34	13,877	13,385	(c)
Rosslyn Portfolio Trust, 2017-ROSS, A (1 mo. LIBOR + 0.950%)	3.023%	6/15/33	34,970,000	35,191,850	(a)(c)
Shops at Crystals Trust, 2016-CSTL, A	3.126%	7/5/36	11,160,000	10,633,688	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8, 1A1 (6 mo. USD LIBOR + 2.080%)	3.730%	7/25/34	1,394	1,403	(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS, A (1 mo. USD LIBOR + 0.370%)	2.461%	7/25/34	38,913	39,079	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR3, 11A1 (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/36	1,864,747	1,724,845	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6, 1A1 (1 mo. USD LIBOR + 0.180%)	2.271%	7/25/46	160,177	147,977	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1, A1 (1 mo. USD LIBOR + 0.740%)	2.825%	10/19/33	108,190	104,041	(c)
Structured Asset Securities Corp., 2005-RF1, A (1 mo. USD LIBOR + 0.350%)	2.310%	3/25/35	44,821	41,932	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9, A2 (1 mo. USD LIBOR + 0.600%)	2.691%	10/25/27	22,515	22,309	(c)

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (p) — continued
SunTrust Alternative Loan Trust, 2006-1F, 3A (1 mo. USD LIBOR + 0.350%)	2.441%	4/25/36	19,786,353	$7,012,214	(c)
UBS Commercial Mortgage Trust, 2017-C1, A4	3.460%	6/15/50	5,440,000	5,333,506
UBS Commercial Mortgage Trust, 2017-C3, A4	3.426%	8/15/50	39,270,000	38,390,509
Wachovia Bank Commercial Mortgage Trust, 2007-C33, AJ	6.209%	2/15/51	40,234,169	40,090,835	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9, 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.368%	9/25/33	11,647	12,015	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR-13, A1A1 (1 mo. USD LIBOR + 0.290%)	2.381%	10/25/45	2,322,760	2,328,949	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR15, A1A1 (1 mo. USD LIBOR + 0.260%)	2.351%	11/25/45	6,429,745	6,376,128	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR15, A1C3 (1 mo. USD LIBOR + 0.480%)	2.571%	11/25/45	41,516,868	30,565,544	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19, A1A1 (1 mo. USD LIBOR + 0.270%)	2.361%	12/25/45	7,105,212	7,123,325	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4, 4A1 (12 mo. USD LIBOR + 1.530%)	3.316%	9/25/36	176,482	160,478	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	15,334,403	14,967,834	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1, A12 (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.369%	3/25/37	18,207,362	1,579,099	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2, 2A1 (1 mo. USD LIBOR + 0.430%)	2.521%	6/25/37	6,433,423	5,395,993	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12, B	4.423%	7/15/46	450,000	455,751	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12, E	3.500%	7/15/46	1,753,000	1,181,659	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18, AS	3.808%	12/15/47	5,630,000	5,637,603
Wells Fargo Commercial Mortgage Trust, 2015-C28, A4	3.540%	5/15/48	10,550,000	10,538,436
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, A5	3.148%	5/15/48	16,050,000	15,665,196
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, B	3.658%	5/15/48	16,700,000	16,388,747	(c)
Wells Fargo Commercial Mortgage Trust, 2017-C41, XA	1.387%	11/15/50	32,276,287	2,802,227	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44, A5	4.212%	5/15/51	7,530,000	7,803,324
Wells Fargo Mortgage Backed Securities Trust, 2004-Y, 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.740%	11/25/34	40,627	41,832	(c)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR2, 1A1	3.821%	3/25/36	50,444,704	51,059,403	(c)
Wells Fargo Mortgage Loan Trust, 2010-RR4, 2A1	3.786%	8/27/35	34,401	34,653	(a)(c)
WFRBS Commercial Mortgage Trust, 2012-C7, XA	1.580%	6/15/45	186,689	7,941	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14, D	4.114%	6/15/46	4,790,000	4,355,104	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19, B	4.723%	3/15/47	270,000	279,031	(c)
WFRBS Commercial Mortgage Trust, 2014-C19, XA, IO	1.275%	3/15/47	49,415,358	2,162,263	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (p) — continued
WFRBS Commercial Mortgage Trust, 2014-C24, D	3.692%	11/15/47	5,830,000		$4,128,429	(a)
Total Collateralized Mortgage Obligations (Cost — $3,031,233,818)					2,970,361,238
Sovereign Bonds — 6.0%
Argentina — 0.6%
Argentine Bonos del Tesoro, Bonds	21.200%	9/19/18	9,942,000	ARS	330,253
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	626,050,000	ARS	18,721,823
Argentine POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	40.000%	6/21/20	67,940,000	ARS	2,432,556	(c)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	48,140,000		45,107,180
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	11,810,000		10,435,729
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	6,170,000		5,714,963
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		1,133,719
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		2,902,500
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		4,425,400
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	49,940,000		37,630,289
Provincia de Buenos Aires/Argentina, Senior Notes	6.500%	2/15/23	9,210,000		8,441,978	(a)
Provincia de Buenos Aires/Argentina, Senior Notes	7.875%	6/15/27	7,890,000		6,943,200	(a)
Total Argentina					144,219,590
Brazil — 1.2%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/21	430,023,000	BRL	112,602,013
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/23	270,145,000	BRL	68,117,046
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	34,396,000	BRL	8,124,503
Brazilian Government International, Senior Notes	2.625%	1/5/23	4,490,000		4,092,635
Brazilian Government International, Senior Notes	5.625%	1/7/41	25,970,000		22,619,870
Brazilian Government International, Senior Notes	5.000%	1/27/45	20,650,000		16,396,307
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	48,490,000		41,264,990
Total Brazil					273,217,364
China — 0.3%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,878,124	(j)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,582,506	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	39,480,957	(j)
Total China					64,941,587

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		$20,469,300
Ecuador — 0.0%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	14,140,000		11,898,103	(a)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		14,848,500	(a)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	310,000		323,185	(j)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		525,426	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	22,550,000		22,360,603	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		366,892	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,013,101	(j)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		9,893,549	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		2,787,194
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		4,688,622	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		22,007,514	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		3,556,272	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		24,006,361	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		3,687,735	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		25,909,382
Total Indonesia					128,125,836
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	8,110,000		7,807,254	(a)
Republic of Kenya, Senior Notes	6.875%	6/24/24	7,780,000		7,701,585	(j)
Total Kenya					15,508,839
Kuwait — 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	24,270,000		23,671,016	(a)
Mexico — 1.7%
Mexican Bonos, Bonds	6.500%	6/9/22	2,253,009,800	MXN	108,930,405
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	49,370,000		45,469,770
United Mexican States, Bonds	8.000%	11/7/47	1,555,000,000	MXN	81,142,183
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	18,380,583
United Mexican States, Senior Notes	7.750%	11/23/34	381,940,000	MXN	19,427,924
United Mexican States, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	135,528,259
Total Mexico					408,879,124
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,584,184	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		8,773,703	(a)
Total Nigeria					16,357,887

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		$2,918,325
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,180,000		16,501,975
Total Peru					19,420,300
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		35,476,971
Russia — 0.9%
Russian Federal Bond, Bonds	7.000%	1/25/23	1,326,230,000	RUB	20,847,245
Russian Federal Bond, Bonds	7.000%	8/16/23	3,299,070,000	RUB	51,940,144
Russian Federal Bond, Bonds	7.750%	9/16/26	256,110,000	RUB	4,135,727
Russian Federal Bond, Bonds	8.150%	2/3/27	2,696,040,000	RUB	44,592,602
Russian Federal Bond, Bonds	7.050%	1/19/28	6,370,818,000	RUB	98,142,121
Total Russia					219,657,839
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		25,835,969	(a)
Uruguay — 0.0%
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1
Total Sovereign Bonds (Cost — $1,633,730,761)					1,422,528,226

			Face Amount†/Units
Asset-Backed Securities — 5.3%
321 Henderson Receivable LLC, 2014-3A, A	3.500%	6/15/77	6,474,420		6,301,126	(a)
Airspeed Ltd., 2007-1A, G1W (1 mo. USD LIBOR + 0.270%)	2.343%	4/15/24	11,184,215		9,948,717	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A, A	2.970%	3/20/24	21,890,000		21,419,124	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1, A1 (1 mo. USD LIBOR + 0.500%)	1.982%	9/25/34	1,773,976		1,719,543	(c)
Bear Stearns Asset Backed Securities Trust, 2004-SD3, A3 (1 mo. USD LIBOR + 1.140%)	3.231%	9/25/34	6,402		6,426	(c)
Brazos Student Finance Corp., 2009-1, AS (3 mo. USD LIBOR + 2.500%)	4.835%	12/27/39	7,100,000		7,432,592	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.591%	10/25/37	49,920,000		51,491,591	(a)(c)
CIT Mortgage Loan Trust, 2007-1, 1M2 (1 mo. USD LIBOR + 1.750%)	3.841%	10/25/37	108,930,000		95,384,489	(a)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	37,210,000		37,489,149	(a)
Conseco Finance Corp., 201993-2, B	6.302%	7/15/18	126		121	(c)
Conseco Finance Corp., 201999-3, A9	6.530%	2/1/31	15,707,943		15,274,355	(c)
ContiMortgage Home Equity Loan Trust 1997-4, 201997-4, B1F (6 mo. USD LIBOR + 5.520%)	7.330%	10/15/28	108,925		176,031	(c)

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/Units	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2003-BC3, A2 (1 mo. USD LIBOR + 0.620%)	2.711%	9/25/33	453,812	$444,589	(c)
Countrywide Asset-Backed Certificates, 2006-SD4, A1 (1 mo. USD LIBOR + 0.340%)	2.431%	12/25/36	74,194	41,375	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.213%	7/15/36	54,613	52,163	(c)
Countrywide Home Equity Loan Trust, 2006-HW, 2A1B (1 mo. USD LIBOR + 0.150%)	2.223%	11/15/36	612,738	541,254	(c)
Countrywide Home Equity Loan Trust, 2006-I, 2A (1 mo. USD LIBOR + 0.140%)	2.213%	1/15/37	6,473,670	6,162,006	(c)
Countrywide Home Equity Loan Trust, 2007-B, A (1 mo. USD LIBOR + 0.150%)	2.223%	2/15/37	8,255,989	7,961,845	(c)
DRB Prime Student Loan Trust, 2015-B, A2	3.170%	7/25/31	12,250,429	12,220,693	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3, A2VN (1 mo. USD LIBOR + 0.500%)	2.591%	10/25/34	4,454,788	4,495,606	(a)(c)
Green Tree Home Improvement Loan Trust, 201996-A, B2	7.400%	2/15/26	2,844	2,884
Greenpoint Manufactured Housing 2001-2, IA2 (Auction Rate Security)	5.546%	2/20/32	1,725,000	1,726,329	(c)
Greenpoint Manufactured Housing 2001-2, IIA2 (Auction Rate Security)	5.557%	3/13/32	3,500,000	3,502,388	(c)
GSAA Home Equity Trust, 2005-6, A3 (1 mo. USD LIBOR + 0.370%)	2.461%	6/25/35	2,564,625	2,587,596	(c)
GSRPM Mortgage Loan Trust, 2007-1, A (1 mo. USD LIBOR + 0.400%)	2.491%	10/25/46	7,131,356	6,780,874	(a)(c)
Hertz Vehicle Financing II LP, 2015-1A, C	4.350%	3/25/21	14,481,000	14,425,830	(a)
Hertz Vehicle Financing II LP, 2016-1A, D	5.730%	3/25/20	18,584,000	18,684,502	(a)
Hertz Vehicle Financing II LP, 2016-2A, D	5.970%	3/25/22	10,226,000	10,356,095	(a)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	66,640,000	65,910,492	(a)
Hertz Vehicle Financing II LP, 2017-1A, D	6.490%	10/25/21	24,750,000	25,300,712	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1, 1A (1 mo. USD LIBOR + 0.140%)	2.231%	12/25/36	100,900,502	86,464,244	(c)
Long Beach Mortgage Loan Trust, 2006-9, 2A3 (1 mo. USD LIBOR + 0.160%)	2.251%	10/25/36	3,947,796	1,759,543	(c)
Morgan Stanley Capital I Inc. Trust, 2003-HE3, M1 (1 mo. USD LIBOR + 1.020%)	3.111%	10/25/33	376,319	377,167	(c)
Morgan Stanley Resecuritization Trust, 2015-R7, 1BXA	9.408%	2/2/29	18,137,842	19,835,871	(a)
National Collegiate Student Loan Trust, 2007-4, A3L (1 mo. USD LIBOR + 0.850%)	2.941%	3/25/38	60,714,568	41,763,244	(c)
Navient Student Loan Trust, 2017-3A, A3 (1 mo. USD LIBOR + 1.050%)	3.141%	7/26/66	22,600,000	23,153,144	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/Units	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2017-5A, A (1 mo. USD LIBOR + 0.800%)	2.891%	7/26/66	50,531,200	$51,074,972	(a)(c)
Nelnet Student Loan Trust, 2006-2, A6 (3 mo. USD LIBOR + 0.120%)	2.742%	4/25/31	4,180,000	4,184,666	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2, 1A1	5.820%	3/25/37	38,678,547	38,176,357
Origen Manufactured Housing Contract Trust, 2006-A, A2	4.020%	10/15/37	15,734,978	14,787,763	(c)
Origen Manufactured Housing Contract Trust, 2007-A, A2	4.580%	4/15/37	16,621,948	14,865,228	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1, M2 (1 mo. USD LIBOR + 1.800%)	3.891%	7/25/35	3,985,122	4,034,420	(c)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.216%	8/25/33	1,449,222	1,384,451	(c)
RAMP Series Trust, 2006-RZ4, M1 (1 mo. USD LIBOR + 0.350%)	2.441%	10/25/36	17,250,000	15,799,411	(c)
Renaissance Home Equity Loan Trust, 2003-4, A3 (1 mo. USD LIBOR + 0.620%)	2.711%	3/25/34	6,395,170	6,398,927	(c)
Renaissance Home Equity Loan Trust, 2006-1, AF5	6.166%	5/25/36	14,712,590	11,273,785
Residential Funding Mortgage Securities II, 2003-HS3, A2B (1 mo. USD LIBOR + 0.290%)	2.381%	8/25/33	6,105	6,087	(c)
Residential Funding Securities Corp., 2002-RP2, A1 (1 mo. USD LIBOR + 1.500%)	3.591%	10/25/32	1,449,316	1,371,568	(a)(c)
SACO I Trust, 2006-3, A3 (1 mo. USD LIBOR + 0.460%)	2.551%	4/25/36	383,031	377,250	(c)
SBA Small Business Investment Cos, 2017-10B, 1	2.518%	9/10/27	1,889,283	1,833,383
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	13,690,000	13,654,650
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A1 (1 mo. USD LIBOR + 0.050%)	2.141%	10/25/36	30,408,450	14,041,145	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A2 (1 mo. USD LIBOR + 0.160%)	2.251%	10/25/36	82,884,569	38,801,615	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3, A3 (1 mo. USD LIBOR + 0.220%)	2.311%	10/25/36	42,015,291	19,770,573	(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1, M1	3.500%	10/28/29	2,518,901	2,464,226	(a)
SLM Student Loan Trust (3 mo. USD LIBOR + 1.700%)	4.060%	7/25/23	13,249,967	13,608,063	(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	179,930,000	174,184,026	(c)
SLM Student Loan Trust, 2008-9, A (3 mo. USD LIBOR + 1.500%)	3.860%	4/25/23	15,316,750	15,622,785	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	70,334,690	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	11,403,785	(a)
Southern Pacific Secured Asset Corp., 201998-2, A1 (1 mo. USD LIBOR + 0.340%)	2.431%	7/25/29	2,127	2,006	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.311%	2/25/36	1,108,005	62,429	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2, A4 (1 mo. USD LIBOR + 0.150%)	2.241%	3/25/37	29,930,380	24,072,663	(c)

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Trust, 2005-SC1, 1A2 (6 mo. USD LIBOR + 5.300%)	7.129%	5/25/31	6,755,460	$6,486,335	(a)(b)(c)
Upgrade Pass-Through Trust	7.000%	3/15/24	12,083,874	12,053,664	(f)
Upgrade Pass-Through Trust	16.000%	5/15/24	17,370,354	17,370,354	(f)
Upgrade Pass-Through Trust	16.500%	6/15/24	19,221,857	19,221,857	(f)
Upgrade Pass-Through Trust	15.308%	8/15/24	17,994,052	18,084,022	(f)
Upgrade Pass-Through Trust	13.318%	12/27/27	13,882,679	13,813,266	(f)
Total Asset-Backed Securities (Cost — $1,211,169,927)				1,251,814,132

			Face Amount†
Senior Loans — 5.2%
Consumer Discretionary — 2.1%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.350%	4/6/24	27,901,262	27,838,484	(c)(k)(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower, LLC, First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.844%	5/2/22	25,145,048	25,064,509	(c)(k)(l)
Hotels, Restaurants & Leisure — 1.0%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.344%	2/16/24	22,826,159	22,729,718	(c)(k)(l)
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	28,198,800	28,216,424	(c)(k)(l)
Aristocrat Technologies Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.080%	10/19/24	18,353,637	18,265,283	(c)(k)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.500%)	4.488%	9/15/23	7,020,361	7,049,818	(c)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	12/22/24	27,123,075	27,108,537	(c)(k)(l)
Four Seasons Hotels Ltd., Term Loan (1 mo. LIBOR + 2.000%)	4.094%	11/30/23	27,243,941	27,209,886	(c)(k)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.820%	10/4/23	21,869,384	21,915,507	(c)(k)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.841%	10/25/23	21,193,910	21,206,054	(c)(k)(l)
Scientific Games International, Inc., Initial Term Loan B5 (2 mo. LIBOR + 2.750%)	4.910%	8/14/24	23,031,198	22,970,741	(c)(k)(l)
Station Casinos LLC, Facility Term Loan B (1 mo. LIBOR + 2.500%)	4.600%	6/8/23	13,584,971	13,585,011	(c)(k)(l)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.726%	5/30/25	8,120,000	8,125,920	(c)(k)(l)
Total Hotels, Restaurants & Leisure				218,382,899

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.6%
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	4.838%	11/18/24	21,800,450	$21,695,982	(c)(k)(l)
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.100%	4/30/25	28,132,287	28,138,673	(c)(k)(l)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.341%	3/24/25	1,003,781	1,001,272	(c)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	5.348%	1/31/26	16,574,495	16,336,237	(c)(k)(l)
Sinclair Television Group Inc., 2017 Term Loan	—	12/12/24	7,150,000	7,148,177	(m)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/15/24	30,984,116	29,999,254	(c)(k)(l)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	28,506,000	28,231,630	(c)(k)(l)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.573%	4/15/25	11,758,250	11,651,697	(c)(k)(l)
Total Media				144,202,922
Specialty Retail — 0.3%
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	5.988%	7/1/22	15,855,241	13,258,945	(c)(k)(l)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.770%	11/8/23	2,526,352	2,505,431	(c)(k)(l)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.830%	1/28/23	13,627,852	13,539,271	(c)(k)(l)(m)
Michaels Stores Inc., Term Loan B1 (3 mo. LIBOR + 2.750%)	5.087%	1/30/23	3,489,348	3,466,667	(c)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan	4.850-5.280%	8/19/22	18,954,964	18,971,247	(c)(k)(l)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.010%	3/11/22	21,119,838	17,545,306	(c)(k)(l)
Total Specialty Retail				69,286,867
Total Consumer Discretionary				484,775,681
Consumer Staples — 0.2%
Food & Staples Retailing — 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.844%	8/25/21	8,638,264	8,560,657	(c)(k)(l)
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.319%	6/22/23	12,759,210	12,646,240	(c)(k)(l)
Total Food & Staples Retailing				21,206,897
Food Products — 0.1%
Post Holdings Inc., Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.100%	5/24/24	19,075,122	19,034,378	(c)(k)(l)
Total Consumer Staples				40,241,275
Financials — 0.0%
Capital Markets — 0.0%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.334%	3/27/23	11,711,840	11,720,202	(c)(k)(l)

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.7%
Health Care Providers & Services — 0.4%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.280%	4/28/22	7,556,431	$7,348,629	(c)(k)(l)
HCA Inc., Tranche Term Loan B10 (1 mo. LIBOR + 2.000%)	4.094%	3/13/25	22,144,770	22,238,886	(c)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.594%	8/18/22	28,131,093	27,996,289	(c)(k)(l)
MPH Acquisition Holdings LLC, Term Loan (3 mo. LIBOR + 2.750%)	5.336%	6/7/23	27,717,668	27,611,565	(c)(k)(l)
Total Health Care Providers & Services				85,195,369
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	3/1/24	28,350,230	28,291,743	(c)(k)(l)
Life Sciences Tools & Services — 0.0%
Parexel International Corp., Initial Term Loan (1 mo. LIBOR + 2.750%)	4.844%	9/27/24	7,732,087	7,699,868	(c)(k)(l)
Pharmaceuticals — 0.2%
Akorn Inc., Term Loan (1 mo. LIBOR + 4.250%)	6.375%	4/16/21	3,184,450	3,130,712	(c)(k)(l)
Catalent Pharma Solutions Inc., Dollar Term Loan B (1 mo. LIBOR + 2.250%)	4.344%	5/20/24	12,649,006	12,651,966	(c)(k)(l)
Valeant Pharmaceuticals International Inc., Term Loan B (1 mo. LIBOR + 3.000%)	4.982%	6/2/25	21,975,747	21,931,905	(c)(k)(l)
Total Pharmaceuticals				37,714,583
Total Health Care				158,901,563
Industrials — 0.8%
Air Freight & Logistics — 0.4%
Avolon TLB Borrower 1 (US) LLC Term Loan B2 (3 mo. LIBOR + 2.750%)	4.088%	4/3/22	7,700,000	7,619,535	(c)(k)(l)
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.500%	3/21/22	28,197,069	27,902,409	(c)(k)(l)
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.088%	1/15/25	28,197,069	27,902,410	(c)(k)(l)
Delos Finance Sarl, 2018 Term Loan (1 mo. LIBOR + 1.750%)	4.084%	10/6/23	2,750,000	2,753,437	(c)(k)(l)
XPO Logistics Inc., Refinancing Term Loan B (1 mo. LIBOR + 2.000%)	4.091%	2/24/25	21,494,389	21,372,108	(c)(k)(l)
Total Air Freight & Logistics				87,549,899
Building Products — 0.1%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.844%	11/15/23	17,175,737	17,128,023	(c)(k)(l)(m)
Commercial Services & Supplies — 0.1%
BrightView Landscapes LLC, First Lien Term Loan	5.085-7.000%	12/18/20	4,160,451	4,169,987	(c)(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
ServiceMaster Company LLC, Term Loan C (1 mo. LIBOR + 2.500%)	4.594%	11/8/23	17,242,631	$17,277,116	(c)(k)(l)
Wrangler Buyer LLC, 2018 Term Loan (1 mo. LIBOR + 2.750%)	4.844%	9/27/24	6,001,908	5,998,157	(c)(k)(l)
Total Commercial Services & Supplies				27,445,260
Electrical Equipment — 0.0%
Generac Power Systems Inc., 2018 Replacement Term Loan (3 mo. LIBOR + 1.750%)	4.058%	5/31/23	4,761,788	4,758,812	(c)(f)(k)(l)
Professional Services — 0.1%
Trans Union LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.356%	4/7/23	24,987,758	24,950,276	(c)(k)(l)
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.280%	1/2/25	20,501,650	20,427,967	(c)(k)(l)
Transportation Infrastructure — 0.0%
Flying Fortress Holdings LLC, 2017 Term Loan (3 mo. LIBOR + 1.750%)	4.084%	10/30/22	7,134,880	7,157,176	(c)(k)(l)
Total Industrials				189,417,413
Information Technology — 0.4%
IT Services — 0.1%
First Data Corp., 2022 USD Term Loan (1 mo. LIBOR + 2.000%)	4.091%	7/8/22	8,344,061	8,304,427	(c)(k)(l)
First Data Corp., 2024 USD Term Loan A (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	18,928,608	18,838,697	(c)(k)(l)
Total IT Services				27,143,124
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology Inc., Term Loan (1 mo. LIBOR + 1.750%)	4.108%	4/26/22	6,366,165	6,389,242	(c)(k)(l)(m)
ON Semiconductor Corp., 2018 First Lien Term Loan B3 (1 mo. LIBOR + 1.750%)	3.844%	3/31/23	16,139,195	16,150,396	(c)(k)(l)
Total Semiconductors & Semiconductor Equipment				22,539,638
Software — 0.1%
Dell International LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	4.100%	9/7/23	19,596,039	19,532,175	(c)(k)(l)
MA Financeco LLC, Term Loan B3 (1 mo. LIBOR + 2.750%)	4.844%	6/21/24	364,996	362,829	(c)(k)(l)
Seattle Escrow Borrower LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.844%	6/21/24	2,464,911	2,462,858	(c)(k)(l)
Total Software				22,357,862
Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., New Term Loan B4 (1 mo. LIBOR + 1.750%)	4.071%	5/1/23	25,222,056	25,250,960	(c)(k)(l)
Total Information Technology				97,291,584

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.3%
Construction Materials — 0.1%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.094%	10/31/23	23,919,045	$23,766,824	(c)(k)(l)
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.080%	10/1/22	23,942,900	23,942,900	(c)(k)(l)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	4.046%	1/19/24	694,723	693,638	(c)(k)(l)
Berry Global Inc., Term Loan T (1 mo. LIBOR + 1.750%)	3.921%	1/6/21	3,559,660	3,560,105	(c)(k)(l)
Reynolds Group Holdings Inc., USD Term Loan (1 mo. LIBOR + 2.750%)	4.844%	2/5/23	25,501,919	25,498,374	(c)(k)(l)
Total Containers & Packaging				53,695,017
Total Materials				77,461,841
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.844%	1/2/26	389,025	381,244	(c)(f)(k)(l)
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. LIBOR + 2.000%)	4.094%	4/25/23	25,066,038	25,071,252	(c)(k)(l)(m)
VICI Properties 1 LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.084%	12/20/24	19,079,091	18,987,664	(c)(k)(l)
Total Equity Real Estate Investment Trusts (REITs)				44,440,160
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.344%	4/18/24	19,190,779	19,120,809	(c)(k)(l)
Realogy Group LLC, 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.296%	2/7/25	8,626,650	8,634,742	(c)(k)(l)
Total Real Estate Management & Development				27,755,551
Total Real Estate				72,195,711
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.3%
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	1/31/25	5,081,095	4,984,914	(c)(k)(l)
Level 3 Financing Inc., Tranche B (1 mo. LIBOR + 2.250%)	4.334%	2/22/24	27,812,000	27,781,574	(c)(k)(l)(m)
Unitymedia Finance LLC, First Lien (1 mo. LIBOR + 2.250%)	4.323%	1/15/26	10,400,000	10,361,000	(c)(k)(l)
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.323%	9/30/25	13,989,000	13,921,965	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	17,220,567	17,118,312	(c)(k)(l)(m)
Total Diversified Telecommunication Services				74,167,765
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, 2017 Term Loan (1 mo. LIBOR + 2.250%)	4.323%	7/17/25	129,549	128,771	(c)(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	4.625%	2/2/24	12,006,289	$11,957,519	(c)(k)(l)
Total Wireless Telecommunication Services				12,086,290
Total Telecommunication Services				86,254,055
Total Senior Loans (Cost — $1,232,639,692)				1,218,259,325
U.S. Treasury Inflation Protected Securities — 0.5%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	11,858,513	14,926,674
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	18,785,958	23,816,550
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	9,652,656	9,665,881
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	74,012,400	72,372,581
Total U.S. Treasury Inflation Protected Securities (Cost — $117,870,704)				120,781,686

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%
Australian Dollar Futures, Call @ $74.00	7/6/18	173	173,000	64,010
Canadian Dollar Futures, Call @ $76.00	8/3/18	144	144,000	110,880
Canadian Dollar Futures, Call @ $75.00	7/6/18	189	189,000	226,800
Canadian Dollar Futures, Call @ $76.00	7/6/18	336	336,000	134,400
Canadian Dollar Futures, Call @ $77.00	7/6/18	167	167,000	8,350
Canadian Dollar Futures, Call @ $77.50	7/6/18	168	168,000	3,360
Euro Currency Futures, Call @ $1.170	8/3/18	408	51,000,000	632,400
Euro Currency Futures, Call @ $1.175	7/6/18	350	43,750,000	175,000
Euro Currency Futures, Call @ $1.185	7/6/18	168	21,000,000	21,000
Euro Currency Futures, Call @ $1.190	7/6/18	340	42,500,000	21,250
Euro Currency Futures, Put @ $1.175	7/6/18	365	45,625,000	246,375
Euro-Bund Futures, Call @ 197.00 EUR	8/24/18	5,450	545,000,000	63,645
Euro-Bund Futures, Put @ 161.50 EUR	7/27/18	152	15,200,000	55,027
U.S. Treasury 10-Year Notes Futures, Call @ $120.25	7/27/18	71	71,000	29,953
U.S. Treasury 10-Year Notes Futures, Put @ $119.50	7/27/18	99	99,000	18,563
U.S. Treasury 10-Year Notes Futures, Put @ $119.75	7/27/18	211	211,000	56,047
U.S. Treasury 10-Year Notes Futures, Put @ $120.00	7/27/18	902	902,000	324,156
U.S. Treasury 10-Year Notes Futures, Put @ $120.25	7/27/18	599	599,000	290,141
U.S. Treasury 2-Year Notes Futures, Call @ $107.38	8/24/18	149	298,000	0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $106.75	8/24/18	13,000	13,000,000	0	(g)
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	7/27/18	9,540	9,540,000	74,536
U.S. Treasury 5-Year Notes Futures, Put @ $110.25	8/24/18	15,299	15,299,000	239,047
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	7/27/18	6,738	6,738,000	52,644

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50		7/6/18	162	162,000	$45,563
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00		7/27/18	425	425,000	664,062
U.S. Treasury Long-Term Bonds Futures, Call @ $144.50		7/27/18	794	794,000	1,004,906
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50		7/27/18	709	709,000	553,906
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00		7/27/18	304	304,000	304,000
Total Exchange-Traded Purchased Options					5,420,021

	Counterparty
OTC Purchased Options — 0.1%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Call @ $62.50	Bank of America N.A.	8/15/18	131,280,000	131,280,000	57,632
Credit default swaption with Citibank N.A. to sell protection on Markit CDX.NA.IG.30 Index, Call @ $62.50	Citibank N.A.	8/15/18	335,090,000	335,090,000	147,105
U.S. Dollar/Canadian Dollar, Call @ 1.31 CAD	Citibank N.A.	8/15/18	312,690,000	312,690,000	4,470,807
U.S. Dollar/Euro, Call @ $1.17	Citibank N.A.	8/15/18	307,530,000	307,530,000	3,774,467
U.S. Dollar/Euro, Call @ $1.21	Citibank N.A.	7/25/18	259,600,000	259,600,000	9,585,848
U.S. Dollar/Brazilian Real, Put @ 3.80 BRL	Citibank N.A.	9/6/18	116,000,000	116,000,000	1,784,998
U.S. Dollar/Mexican Peso, Put @ 19.27 MXN	Citibank N.A.	8/9/18	349,500,000	349,500,000	2,630,410
U.S. Dollar/Mexican Peso, Put @ 19.36 MXN	Citibank N.A.	8/16/18	345,420,000	345,420,000	3,226,048
Total OTC Purchased Options					25,677,315
Total Purchased Options (Cost — $26,047,469)					31,097,336

		Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)		8.128%		431,316	11,343,611	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Security	Rate		Shares		Value
Diversified Financial Services — 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.729%		63,425		$1,718,817	(c)
Total Preferred Stocks (Cost — $12,150,260)					13,062,428

		Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.4%
Japan — 0.4%
Japanese Government CPI Linked Bond, Senior Notes (Cost — $93,819,623)	0.100%	3/10/26	9,367,524,475	JPY	89,220,562
Total Investments before Short-Term Investments (Cost — $23,888,230,813)					23,505,228,270
Short-Term Investments — 16.7%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank (FHLB), Discount Notes	1.868%	8/13/18	41,800,000		41,706,870	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.876%	8/17/18	29,700,000		29,627,502	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.890%	8/27/18	67,510,000		67,309,428	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.892%	8/29/18	45,240,000		45,100,796	(q)
Federal Home Loan Bank (FHLB), Discount Notes	1.989%	10/26/18	2,000,000		1,987,304	(q)
Federal Home Loan Mortgage Corp. (FHLMC) Discount Notes	1.692%	7/18/18	20,900,000		20,882,716	(q)
Total U.S. Government Agencies (Cost — $206,609,779)					206,614,616
Commercial Paper — 7.0%
BPCE SA	2.406%	10/1/18	236,460,000		235,031,900	(n)(q)
Bank of Montreal	2.206%	8/9/18	118,090,000		117,807,971	(q)
BNP Paribas Fortis	2.124%	8/3/18	97,170,000		96,979,925	(q)
JPMorgan Securities LLC	2.409%	9/27/18	196,780,000		195,641,136	(q)
Mitsubishi UFJ Trust & Banking NY	1.783%	10/10/18	145,330,000		144,362,005	(n)(q)
MUFG BANK Ltd.	2.192%	7/24/18	124,650,000		124,472,374	(q)
Natixis NY	2.114%	8/2/18	149,800,000		149,516,903	(q)
Natixis NY	2.216%	8/31/18	2,140,000		2,132,049	(q)
Societe Generale	2.060%	7/31/18	206,660,000		206,302,340	(n)(q)
Standard Chartered Bank	2.420%	10/3/18	246,770,000		245,238,711	(n)(q)
Toronto Dominion Bank	2.153%	7/25/18	132,920,000		132,726,180	(n)(q)
Total Commercial Paper (Cost — $1,650,263,646)					1,650,211,494

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Shares	Value
Money Market Funds — 8.8%
Western Asset Government Cash Management Portfolio LLC (Cost — $2,080,959,125)	1.830%	2,080,959,125	$2,080,959,125	(o)
Total Short-Term Investments (Cost — $3,937,832,550)			3,937,785,235
Total Investments — 116.3% (Cost — $27,826,063,363)			27,443,013,505
Liabilities in Excess of Other Assets — (16.3)%			(3,853,224,946)
Total Net Assets — 100.0%			$23,589,788,559

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of June 30, 2018.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of June 30, 2018.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2018, the Fund held TBA securities with a total cost of $3,324,322,776.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(n)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $2,080,959,125 and the cost was $2,080,959,125 (Note 8).

(p)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate represents yield-to-maturity.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
EDC	— Economic Development Corporation
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Euro Bund Futures, Call	7/27/18	161.00	EUR	910	91,000,000	$1,859,722
Euro Bund Futures, Call	7/27/18	161.50	EUR	607	60,700,000	964,042
Euro Bund Futures, Call	7/27/18	163.00	EUR	308	30,800,000	183,438
Euro Bund Futures, Put	7/27/18	160.00	EUR	1,515	151,500,000	141,537
Euro Bund Futures, Put	7/27/18	161.00	EUR	909	90,900,000	212,306
Euro Bund Futures, Put	7/27/18	160.50	EUR	303	30,300,000	42,461
Euro Currency Futures, Call	7/6/18	$1.17		101	12,625,000	131,300
Euro Currency Futures, Call	8/3/18	1.18		170	21,250,000	206,125
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	114.00		208	208,000	30,875
U.S. Treasury 5-Year Notes Futures, Call	7/6/18	113.50		1,026	1,026,000	208,406
U.S. Treasury 5-Year Notes Futures, Call	7/13/18	113.75		520	520,000	77,188
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	114.50		2,043	2,043,000	127,688
U.S. Treasury 5-Year Notes Futures, Call	7/27/18	113.75		411	411,000	96,328
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.25		2,042	2,042,000	414,781
U.S. Treasury 10-Year Notes Futures, Call	7/6/18	120.00		2,025	2,025,000	664,453
U.S. Treasury 10-Year Notes Futures, Call	7/6/18	120.50		456	456,000	42,750
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	120.50		2,747	2,747,000	901,359

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	$120.00	1,961	1,961,000	$1,072,422
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.50	1,765	1,765,000	1,544,375
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	119.00	588	588,000	753,375
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	120.75	203	203,000	50,750
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	121.00	202	202,000	37,875
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	120.50	3,923	3,923,000	2,145,391
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	121.00	392	392,000	147,000
U.S. Treasury 10-Year Notes Futures, Put	7/27/18	120.00	593	593,000	83,391
U.S. Treasury 10-Year Notes Futures, Put	7/27/18	119.00	392	392,000	36,750
U.S. Treasury Long-Term Bonds Futures, Call	7/6/18	144.00	199	199,000	223,875
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	146.00	1,180	1,180,000	700,625
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	145.00	883	883,000	883,000
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	143.00	392	392,000	906,500
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	143.00	1,210	1,210,000	1,266,719
U.S. Treasury Long-Term Bonds Futures, Call	8/24/18	147.00	404	404,000	290,375
Total Exchange-Traded Written Options (Premiums received — $13,676,639)					$16,447,182

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Dollar/Euro, Put	Citibank N.A.	7/24/18	$1.25		259,600,000	259,600,000		$3,268
U.S. Dollar/Mexican Peso, Call	Bank of America N.A.	7/5/18	21.70	MXN	55,530,000	55,530,000		2,689
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Put	Bank of America N.A.	8/15/18	$80.00		131,280,000	131,280,000	‡	110,266
Credit default swaption with Citibank N.A. to sell protection on Markit CDX.NA.IG.30 Index, Put	Citibank N.A.	8/15/18	$80.00		335,090,000	335,090,000	‡	281,453
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	9/6/18	3.69	BRL	232,000,000	232,000,000		1,613,351
U.S. Dollar/Euro, Call	Barclays Bank PLC	8/27/18	$1.15		307,780,000	307,780,000		1,728,790
U.S. Dollar/South Korean Won, Put	Citibank N.A.	9/20/20	1,084.00	KRW	228,580,810	228,580,810		1,498,779
Total OTC Written Options (Premiums received — $9,006,151)								$5,238,596
Total Written Options (Premiums received — $22,682,790)								$21,685,778

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	38,042	12/19	$9,239,786,369	$9,228,513,675	$(11,272,694)
90-Day Eurodollar	402	3/20	98,184,199	97,505,100	(679,099)
90-Day Eurodollar	18,714	6/20	4,550,325,723	4,539,080,700	(11,245,023)
90-Day Eurodollar	3,783	3/21	922,748,234	917,661,225	(5,087,009)
Canadian Dollar	5,265	9/18	405,595,044	400,982,400	(4,612,644)
Euro	4,990	9/18	737,003,205	732,064,187	(4,939,018)
Euro-Bobl	240	9/18	36,856,104	37,043,550	187,446
Euro-BTP	2,341	9/18	346,587,538	347,851,231	1,263,693
Japanese Yen	6	9/18	682,444	680,063	(2,381)
Mexican Peso	20,873	9/18	498,901,831	518,798,415	19,896,584
Swiss Franc	344	9/18	44,026,169	43,666,500	(359,669)
U.S. Treasury 10-Year Notes	9,720	9/18	1,164,732,041	1,168,222,500	3,490,459
U.S. Treasury 2-Year Notes	6,050	9/18	1,278,413,469	1,281,560,162	3,146,693
U.S. Treasury 5-Year Notes	64,487	9/18	7,308,754,116	7,326,831,603	18,077,487
U.S. Treasury Ultra Long-Term Bonds	2,541	9/18	393,491,478	405,448,313	11,956,835
					19,821,660
Contracts to Sell:
90-Day Eurodollar	926	9/18	227,293,440	225,816,675	1,476,765
90-Day Eurodollar	5,468	12/18	1,339,216,970	1,330,911,200	8,305,770
Australian 10-Year Bonds	295	9/18	27,909,358	28,241,561	(332,203)
Australian Dollar	1,126	9/18	84,820,623	83,301,480	1,519,143
British Pound	371	9/18	31,167,970	30,690,975	476,995
Euro-Bund	15,858	9/18	2,993,471,260	3,010,258,963	(16,787,703)
Euro-Buxl	444	9/18	90,711,676	92,138,019	(1,426,343)
Euro-Oat	124	9/18	22,178,497	22,378,505	(200,008)
Japanese 10-Year Bonds	331	9/18	450,509,192	450,960,033	(450,841)
U.S. Treasury Long-Term Bonds	8,064	9/18	1,155,329,102	1,169,280,000	(13,950,898)
U.S. Treasury Ultra 10-Year Notes	5,927	9/18	746,509,208	760,045,141	(13,535,933)
					(34,905,256)
Net unrealized depreciation on open futures contracts					$(15,083,596)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,313,177	MXN	244,724,400	Bank of America N.A.	7/9/18	$10,652
MXN	244,724,400	USD	12,317,051	Barclays Bank PLC	7/9/18	(14,525)
EUR	800,000	USD	945,000	Bank of America N.A.	7/19/18	(9,378)
CAD	484,376,285	USD	385,379,897	Barclays Bank PLC	7/19/18	(16,801,980)
EUR	700,000	USD	873,022	Barclays Bank PLC	7/19/18	(54,351)
IDR	2,086,674,380,000	USD	150,293,459	Barclays Bank PLC	7/19/18	(5,072,009)
MXN	6,500,000,000	USD	315,625,911	Barclays Bank PLC	7/19/18	10,607,180
RUB	326,150,000	USD	5,212,562	Barclays Bank PLC	7/19/18	(30,359)
RUB	3,552,688,000	USD	56,748,941	Barclays Bank PLC	7/19/18	(300,220)
USD	248,178,631	CNY	1,574,197,056	Barclays Bank PLC	7/19/18	10,674,569
USD	496,696	EUR	400,000	Barclays Bank PLC	7/19/18	28,885
USD	868,430	EUR	700,000	Barclays Bank PLC	7/19/18	49,760
USD	8,697,331	EUR	7,400,000	Barclays Bank PLC	7/19/18	42,825
USD	356,665,227	EUR	287,051,043	Barclays Bank PLC	7/19/18	20,951,049
USD	58,159,540	GBP	40,703,000	Barclays Bank PLC	7/19/18	4,391,902
USD	52,964,581	MXN	967,355,709	Barclays Bank PLC	7/19/18	4,413,283
BRL	211,150,000	USD	57,539,108	Citibank N.A.	7/19/18	(3,192,085)
BRL	638,583,700	USD	186,889,783	Citibank N.A.	7/19/18	(22,527,372)
EUR	97,565,000	JPY	12,387,369,494	Citibank N.A.	7/19/18	2,067,536
EUR	400,000	USD	487,400	Citibank N.A.	7/19/18	(19,589)
EUR	400,000	USD	498,459	Citibank N.A.	7/19/18	(30,648)
EUR	700,000	USD	844,750	Citibank N.A.	7/19/18	(26,080)
EUR	1,000,000	USD	1,198,310	Citibank N.A.	7/19/18	(28,782)
EUR	1,300,000	USD	1,538,225	Citibank N.A.	7/19/18	(17,839)
EUR	1,500,000	USD	1,844,182	Citibank N.A.	7/19/18	(89,891)
EUR	9,400,000	USD	10,994,099	Citibank N.A.	7/19/18	(538)
EUR	15,000,000	USD	17,771,400	Citibank N.A.	7/19/18	(228,483)
EUR	20,500,000	USD	25,130,745	Citibank N.A.	7/19/18	(1,155,425)
EUR	22,000,000	USD	25,670,370	Citibank N.A.	7/19/18	59,242
EUR	23,000,000	USD	27,164,035	Citibank N.A.	7/19/18	(264,895)
EUR	90,106,614	USD	(106,691,998)	Citibank N.A.	7/19/18	(1,309,807)
JPY	25,362,466,841	EUR	195,130,000	Citibank N.A.	7/19/18	1,180,628
RUB	398,188,774	USD	6,423,436	Citibank N.A.	7/19/18	(96,607)
RUB	543,754,000	USD	8,679,927	Citibank N.A.	7/19/18	(40,210)
RUB	3,181,594,000	USD	51,348,581	Citibank N.A.	7/19/18	(796,179)
USD	1,410,003	AUD	1,818,001	Citibank N.A.	7/19/18	64,510

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,412,182	AUD	154,858,520	Citibank N.A.	7/19/18	$1,802,133
USD	220,370,400	CNH	1,394,636,113	Citibank N.A.	7/19/18	10,276,993
USD	467,898	EUR	400,000	Citibank N.A.	7/19/18	87
USD	580,030	EUR	500,000	Citibank N.A.	7/19/18	(4,734)
USD	596,165	EUR	500,000	Citibank N.A.	7/19/18	11,401
USD	4,379,598	EUR	3,700,000	Citibank N.A.	7/19/18	52,345
USD	5,217,345	EUR	4,500,000	Citibank N.A.	7/19/18	(45,530)
USD	6,265,134	EUR	5,400,000	Citibank N.A.	7/19/18	(50,316)
USD	7,908,896	EUR	6,800,000	Citibank N.A.	7/19/18	(43,893)
USD	8,339,450	EUR	7,000,000	Citibank N.A.	7/19/18	152,755
USD	9,119,325	EUR	7,500,000	Citibank N.A.	7/19/18	347,866
USD	9,365,688	EUR	8,000,000	Citibank N.A.	7/19/18	9,465
USD	13,037,920	EUR	11,200,000	Citibank N.A.	7/19/18	(60,792)
USD	13,607,778	EUR	11,500,000	Citibank N.A.	7/19/18	158,208
USD	17,556,944	EUR	14,800,000	Citibank N.A.	7/19/18	247,932
USD	19,321,665	EUR	16,500,000	Citibank N.A.	7/19/18	24,456
USD	20,274,908	EUR	17,300,000	Citibank N.A.	7/19/18	42,077
USD	45,622,980	EUR	39,000,000	Citibank N.A.	7/19/18	11,395
USD	213,023,740	EUR	177,338,012	Citibank N.A.	7/19/18	5,622,003
USD	221,749,134	EUR	182,077,236	Citibank N.A.	7/19/18	8,804,743
USD	160,273,816	JPY	17,114,599,035	Citibank N.A.	7/19/18	5,480,988
USD	36,766,937	MXN	681,614,892	Citibank N.A.	7/19/18	2,556,886
USD	57,043,516	MXN	1,050,000,000	Citibank N.A.	7/19/18	4,344,325
USD	115,358,702	MXN	2,375,175,000	Citibank N.A.	7/19/18	(3,850,633)
ZAR	728,620,000	USD	57,584,317	Citibank N.A.	7/19/18	(4,606,360)
CNH	736,655,892	USD	115,562,567	JPMorgan Chase & Co.	7/19/18	(4,589,859)
INR	10,772,820,000	USD	164,119,744	JPMorgan Chase & Co.	7/19/18	(7,263,356)
USD	74,685	PHP	3,909,000	JPMorgan Chase & Co.	7/19/18	1,507
USD	16,383,492	TWD	500,400,000	JPMorgan Chase & Co.	7/19/18	(65,454)
USD	4,859,810	TWD	148,370,000	JPMorgan Chase & Co.	8/2/18	(17,348)
USD	7,245,866	TWD	22,070,000	Citibank N.A.	8/3/18	7,987
USD	27,171,156	TWD	826,840,000	Citibank N.A.	8/3/18	(10,425)
USD	122,480,000	MXN	2,433,959,304	Citibank N.A.	8/10/18	753,134
CAD	118,651,390	USD	92,413,742	Citibank N.A.	8/16/18	(2,084,503)
EUR	76,882,500	USD	91,738,505	Citibank N.A.	8/17/18	(1,621,871)
USD	115,369,832	MXN	2,305,827,600	Citibank N.A.	8/20/18	236,537
USD	78,222,202	EUR	66,633,900	Barclays Bank PLC	8/29/18	45,977
EUR	66,633,900	USD	78,252,520	Citibank N.A.	8/29/18	(76,296)

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	147,280,000	USD	6,658,228	Citibank N.A.	10/3/18	$(2,027,670)
ARS	148,580,000	USD	6,713,963	Citibank N.A.	10/3/18	(2,042,531)
ARS	215,570,000	USD	9,741,075	Citibank N.A.	10/3/18	(2,963,445)
ARS	451,610,000	USD	20,416,365	Citibank N.A.	10/3/18	(6,217,516)
ARS	146,840,000	USD	6,639,837	JPMorgan Chase & Co.	10/3/18	(2,023,113)
USD	38,493,575	PHP	2,037,080,000	Deutsche Bank AG	11/15/18	577,979
USD	45,437,441	PHP	2,415,000,000	Deutsche Bank AG	11/15/18	487,726
USD	113,600,397	PHP	6,008,893,000	Deutsche Bank AG	11/15/18	1,758,564
Total						$6,584,593

Abbreviations used in this table:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At June 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2018[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/23)	$21,430,000	3/20/24	0.730%	1.000% quarterly	$299,173	$(262,214)	$561,387

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	295,460,000		3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(2,009,897)
	195,170,000		9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(2,299,388)
	404,740,000		10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(7,947,185)
	483,220,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(90,725)	(10,194,467)
	17,816,530,000	MXN	4/5/21	TIIE-Banxico every 28-Days	7.351% every 28-Days	(143,888)	(14,565,991)
	11,722,600,000	MXN	4/6/22	TIIE-Banxico every 28-Days	7.330% every 28-Days	(259,344)	(11,090,657)
	409,851,000		5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	665,251	(10,362,993)
	2,828,825,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(5,534,064)	1,507,804
	119,020,000		12/1/22	3-Month LIBOR quarterly	2.169% semi-annually	—	(3,594,145)
	2,114,967,000		5/15/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.355% quarterly	—	1,187,797
	330,835,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(1,651,178)	3,699,670
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	—	5,051,175
	49,767,000	EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters semi-annually	58,574	(566,952)
Total						$(6,955,374)	$(51,185,229)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.23 Index	$193,240,000	12/20/19	1.000% quarterly	$2,022,836	$2,054,360	$(31,524)
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	2,182,798	2,234,921	(52,123)
Markit CDX.NA.IG.30 Index	2,653,370,000	6/20/23	1.000% quarterly	39,253,956	45,995,666	(6,741,710)
Total	$2,985,130,000			$43,459,590	$50,284,947	$(6,825,357)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.29 Index	$94,040,000	12/20/22	5.000% quarterly	$5,773,398	$(5,872,091)	$98,693
Markit CDX.NA.HY.30 Index	271,070,000	6/20/23	5.000% quarterly	15,574,056	(18,256,373)	2,682,317
Total	$365,110,000			$21,347,454	$(24,128,464)	$2,781,010

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Western Asset Core Plus Bond Fund

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Peso

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	65

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $25,745,104,238)	$25,362,054,380
Investments in affiliated securities, at value (Cost — $2,080,959,125)	2,080,959,125
Foreign currency, at value (Cost — $164,561,396)	162,640,363
Receivable for securities sold	2,294,052,736
Interest receivable	157,758,865
Deposits with brokers for open futures and exchange-traded options	194,541,202
Deposits with brokers for centrally cleared swap contracts	99,595,285
Unrealized appreciation on forward foreign currency contracts	98,357,490
Receivable for Fund shares sold	62,249,798
Receivable for open OTC swap contracts	13,804,520
OTC swaps, at value (premiums received — $262,214)	299,173
Prepaid expenses	384,359
Total Assets	30,526,697,296

Liabilities:
Payable for securities purchased	6,244,888,913
Due to custodian	382,660,907
Unrealized depreciation on forward foreign currency contracts	91,772,897
Payable to broker — variation margin on open futures contracts	85,154,375
Payable for Fund shares repurchased	72,928,026
Written options, at value (premiums received — $22,682,790)	21,685,778
Payable for open OTC swap contracts	14,318,857
Distributions payable	9,284,168
Investment management fee payable	6,926,456
Payable to broker — variation margin on centrally cleared swaps	2,682,384
Service and/or distribution fees payable	593,094
Directors’ fees payable	43,830
Accrued expenses	3,969,052
Total Liabilities	6,936,908,737
Total Net Assets	$23,589,788,559

Net Assets:
Par value (Note 7)	$2,090,029
Paid-in capital in excess of par value	24,438,271,575
Overdistributed net investment income	(11,402,450)
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	(390,974,535)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currencies	(448,196,060)
Total Net Assets	$23,589,788,559

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Net Assets:
Class A	$1,063,351,145
Class C	$219,842,504
Class C1	$17,386,085
Class FI	$435,478,957
Class R	$229,037,273
Class I	$15,689,792,492
Class IS	$5,934,900,103

Shares Outstanding:
Class A	94,292,587
Class C	19,467,201
Class C1	1,541,080
Class FI	38,581,927
Class R	20,322,575
Class I	1,389,904,361
Class IS	525,919,535

Net Asset Value:
Class A (and redemption price)	$11.28
Class C*	$11.29
Class C1*	$11.28
Class FI (and redemption price)	$11.29
Class R (and redemption price)	$11.27
Class I (and redemption price)	$11.29
Class IS (and redemption price)	$11.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.78

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	67

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$409,612,644
Interest from affiliated investments	16,872,171
Dividends	465,310
Total Investment Income	426,950,125

Expenses:
Investment management fee (Note 2)	45,571,757
Transfer agent fees (Note 5)	8,353,454
Service and/or distribution fees (Notes 2 and 5)	3,559,191
Fund accounting fees	592,811
Legal fees	328,026
Directors’ fees	273,241
Registration fees	225,896
Insurance	103,646
Commitment fees (Note 9)	81,751
Shareholder reports	59,039
Custody fees	52,927
Audit and tax fees	45,607
Interest expense	6,839
Miscellaneous expenses	119,987
Total Expenses	59,374,172
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,503,368)
Net Expenses	54,870,804
Net Investment Income	372,079,321

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(222,174,020)
Futures contracts	(150,945,016)
Written options	81,199,942
Swap contracts	87,696,590
Forward foreign currency contracts	(43,225,127)
Foreign currency transactions	2,898,773
Net Realized Loss	(244,548,858)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(682,141,020)
Futures contracts	(7,689,969)
Written options	(600,250)
Swap contracts	(62,264,035)
Forward foreign currency contracts	27,501,906
Foreign currencies	(2,673,509)
Change in Net Unrealized Appreciation (Depreciation)	(727,866,877)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(972,415,735)
Decrease in Net Assets From Operations	$(600,336,414)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$372,079,321	$578,404,811
Net realized gain (loss)	(244,548,858)	193,690,141
Change in net unrealized appreciation (depreciation)	(727,866,877)	483,400,571
Increase (Decrease) in Net Assets From Operations	(600,336,414)	1,255,495,523

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(374,771,439)	(588,947,116)
Net realized gains	(108,948,013)	(29,300,127)
Decrease in Net Assets From Distributions to Shareholders	(483,719,452)	(618,247,243)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,183,680,402	9,191,583,035
Reinvestment of distributions	420,751,318	548,217,276
Cost of shares repurchased	(3,025,706,639)	(6,000,635,672)
Increase in Net Assets From Fund Share Transactions	2,578,725,081	3,739,164,639
Increase in Net Assets	1,494,669,215	4,376,412,919

Net Assets:
Beginning of period	22,095,119,344	17,718,706,425
End of period*	$23,589,788,559	$22,095,119,344
*Includes overdistributed net investment income of:	$(11,402,450)	$(8,710,332)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	69

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.83	$11.42	$11.42	$11.63	$11.19	$11.67

Income (loss) from operations:
Net investment income	0.17	0.31	0.33	0.30	0.35	0.31
Net realized and unrealized gain (loss)	(0.50)	0.44	0.18	(0.20)	0.46	(0.47)
Total income (loss) from operations	(0.33)	0.75	0.51	0.10	0.81	(0.16)

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.40)	(0.31)	(0.37)	(0.32)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.22)	(0.34)	(0.51)	(0.31)	(0.37)	(0.32)

Net asset value, end of period	$11.28	$11.83	$11.42	$11.42	$11.63	$11.19
Total return[3]	(2.79)%	6.57%	4.42%	0.76%	7.36%	(1.34)%

Net assets, end of period (millions)	$1,063	$992	$825	$492	$277	$152

Ratios to average net assets:
Gross expenses	0.83%[4]	0.85%[5]	0.82%	0.89%	0.78%	0.79%
Net expenses[6]	0.82 [4,7]	0.82 [5,7]	0.81 [7]	0.89	0.78	0.79
Net investment income	2.95 [4]	2.66	2.85	2.58	2.99	2.71

Portfolio turnover rate[8]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to May 1, 2016, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.84	$11.43	$11.44	$11.65	$11.20	$11.68

Income (loss) from operations:
Net investment income	0.13	0.23	0.25	0.23	0.26	0.22
Net realized and unrealized gain (loss)	(0.50)	0.43	0.16	(0.20)	0.47	(0.46)
Total income (loss) from operations	(0.37)	0.66	0.41	0.03	0.73	(0.24)

Less distributions from:
Net investment income	(0.13)	(0.23)	(0.31)	(0.24)	(0.28)	(0.24)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.18)	(0.25)	(0.42)	(0.24)	(0.28)	(0.24)

Net asset value, end of period	$11.29	$11.84	$11.43	$11.44	$11.65	$11.20
Total return[3]	(3.12)%	5.82%	3.59%	0.22%	6.53%	(2.09)%

Net assets, end of period (millions)	$220	$219	$186	$121	$53	$11

Ratios to average net assets:
Gross expenses	1.50%[4]	1.52%	1.52%	1.52%	1.53%[5]	1.59%
Net expenses[6]	1.50 [4,7]	1.52 [7]	1.52	1.52	1.53 [5,7]	1.57 [7]
Net investment income	2.26 [4]	1.95	2.13	1.99	2.26	1.97

Portfolio turnover rate[8]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	71

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.83	$11.42	$11.43	$11.63	$11.18	$11.66

Income (loss) from operations:
Net investment income	0.15	0.27	0.29	0.27	0.31	0.26
Net realized and unrealized gain (loss)	(0.50)	0.43	0.16	(0.20)	0.45	(0.47)
Total income (loss) from operations	(0.35)	0.70	0.45	0.07	0.76	(0.21)

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.35)	(0.27)	(0.31)	(0.27)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.20)	(0.29)	(0.46)	(0.27)	(0.31)	(0.27)

Net asset value, end of period	$11.28	$11.83	$11.42	$11.43	$11.63	$11.18
Total return[3]	(2.98)%	6.16%	3.92%	0.63%	6.89%	(1.78)%

Net assets, end of period (000s)	$17,386	$22,192	$25,069	$27,662	$30,785	$33,072

Ratios to average net assets:
Gross expenses	1.20%[4]	1.21%	1.21%	1.20%	1.24%	1.24%
Net expenses[5]	1.20 [4,6]	1.21 [6]	1.21	1.20	1.24	1.24
Net investment income	2.55 [4]	2.27	2.46	2.29	2.65	2.24

Portfolio turnover rate[7]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.84	$11.43	$11.44	$11.64	$11.19	$11.67

Income (loss) from operations:
Net investment income	0.17	0.31	0.34	0.31	0.36	0.31
Net realized and unrealized gain (loss)	(0.50)	0.44	0.15	(0.19)	0.45	(0.46)
Total income (loss) from operations	(0.33)	0.75	0.49	0.12	0.81	(0.15)

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.39)	(0.32)	(0.36)	(0.33)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.22)	(0.34)	(0.50)	(0.32)	(0.36)	(0.33)

Net asset value, end of period	$11.29	$11.84	$11.43	$11.44	$11.64	$11.19
Total return[3]	(2.79)%	6.65%	4.21%	0.99%	7.35%	(1.32)%

Net assets, end of period (millions)	$435	$444	$406	$1,542	$1,853	$3,111

Ratios to average net assets:
Gross expenses	0.82%[4]	0.83%	0.83%	0.84%	0.81%	0.82%
Net expenses[5]	0.82 [4,6]	0.83 [6]	0.83	0.84	0.80 [6]	0.77 [6]
Net investment income	2.94 [4]	2.65	2.88	2.64	3.12	2.74

Portfolio turnover rate[7]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.78%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.74%. These expense limitations did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	73

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.82	$11.41	$11.41	$11.62	$11.18	$11.66

Income (loss) from operations:
Net investment income	0.15	0.28	0.29	0.28	0.31	0.28
Net realized and unrealized gain (loss)	(0.50)	0.43	0.18	(0.21)	0.45	(0.48)
Total income (loss) from operations	(0.35)	0.71	0.47	0.07	0.76	(0.20)

Less distributions from:
Net investment income	(0.15)	(0.28)	(0.36)	(0.28)	(0.32)	(0.28)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.20)	(0.30)	(0.47)	(0.28)	(0.32)	(0.28)

Net asset value, end of period	$11.27	$11.82	$11.41	$11.41	$11.62	$11.18
Total return[3]	(2.94)%	6.25%	4.11%	0.62%	6.89%	(1.70)%

Net assets, end of period (millions)	$229	$215	$130	$53	$11	$1

Ratios to average net assets:
Gross expenses	1.11%[4]	1.13%	1.12%	1.14%[5]	1.27%[5]	1.33%[5]
Net expenses[6]	1.11 [4]	1.13 [7]	1.12	1.14 [5]	1.15 [5,7]	1.15 [5,7]
Net investment income	2.66 [4]	2.35	2.53	2.42	2.71	2.51

Portfolio turnover rate[8]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.84	$11.43	$11.43	$11.64	$11.19	$11.67

Income (loss) from operations:
Net investment income	0.19	0.35	0.38	0.35	0.39	0.34
Net realized and unrealized gain (loss)	(0.50)	0.44	0.17	(0.20)	0.46	(0.46)
Total income (loss) from operations	(0.31)	0.79	0.55	0.15	0.85	(0.12)

Less distributions from:
Net investment income	(0.19)	(0.36)	(0.44)	(0.36)	(0.40)	(0.36)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.24)	(0.38)	(0.55)	(0.36)	(0.40)	(0.36)

Net asset value, end of period	$11.29	$11.84	$11.43	$11.43	$11.64	$11.19
Total return[3]	(2.61)%	6.96%	4.79%	1.29%	7.68%	(1.07)%

Net assets, end of period (millions)	$15,690	$14,721	$12,191	$9,649	$7,499	$4,033

Ratios to average net assets:
Gross expenses	0.51%[4]	0.52%	0.52%	0.52%	0.49%	0.51%
Net expenses	0.45 [4,5]	0.45 [5,6]	0.45 [5,6]	0.45 [5,6]	0.49 [5,6]	0.51
Net investment income	3.31 [4]	3.03	3.21	3.05	3.39	2.98

Portfolio turnover rate[7]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	75

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$11.83	$11.42	$11.43	$11.64	$11.19	$11.67

Income (loss) from operations:
Net investment income	0.19	0.36	0.38	0.36	0.40	0.35
Net realized and unrealized gain (loss)	(0.50)	0.43	0.16	(0.21)	0.46	(0.46)
Total income (loss) from operations	(0.31)	0.79	0.54	0.15	0.86	(0.11)

Less distributions from:
Net investment income	(0.19)	(0.36)	(0.44)	(0.36)	(0.41)	(0.37)
Net realized gains	(0.05)	(0.02)	(0.11)	—	—	—
Total distributions	(0.24)	(0.38)	(0.55)	(0.36)	(0.41)	(0.37)

Net asset value, end of period	$11.28	$11.83	$11.42	$11.43	$11.64	$11.19
Total return[3]	(2.51)%	6.99%	4.73%	1.32%	7.75%	(0.98)%

Net assets, end of period (millions)	$5,935	$5,482	$3,955	$3,330	$3,170	$2,408

Ratios to average net assets:
Gross expenses	0.42%[4]	0.43%	0.42%	0.42%[5]	0.43%	0.43%[5]
Net expenses[6]	0.42 [4]	0.43	0.42	0.42 [5]	0.43 [7]	0.43 [5]
Net investment income	3.34 [4]	3.05	3.24	3.07	3.45	3.08

Portfolio turnover rate[8]	47%	94%	97%	93%	78%	109%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 155% for the six months ended June 30, 2018 and 264%, 201%, 244%, 229% and 306% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

78	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$2,349,837,419	$74,971,560	$2,424,808,979
Industrials	—	319,890,963	645,121	320,536,084
Other corporate bonds & notes	—	3,943,956,776	—	3,943,956,776
Mortgage-backed securities	—	5,793,133,851	54,869,531	5,848,003,382
U.S. government & agency obligations	—	3,850,798,116	—	3,850,798,116
Collateralized mortgage obligations	—	2,958,162,614	12,198,624	2,970,361,238
Sovereign bonds	—	1,422,528,226	—	1,422,528,226
Asset-backed securities	—	1,171,270,969	80,543,163	1,251,814,132
Senior loans:
Industrials	—	184,658,601	4,758,812	189,417,413
Real estate	—	71,814,467	381,244	72,195,711
Other senior loans	—	956,646,201	—	956,646,201
U.S. Treasury inflation protected securities	—	120,781,686	—	120,781,686
Purchased options:
Exchange-traded purchased options	$5,420,021	—	—	5,420,021
OTC purchased options	—	25,677,315	—	25,677,315
Preferred stocks	13,062,428	—	—	13,062,428
Non-U.S. Treasury inflation protected securities	—	89,220,562	—	89,220,562
Total long-term investments	18,482,449	23,258,377,766	228,368,055	23,505,228,270
Short-term investments†:
U.S. government & agency obligations	—	206,614,616	—	206,614,616
Commercial paper	—	1,650,211,494	—	1,650,211,494
Money market funds	—	2,080,959,125	—	2,080,959,125
Total short-term investments	—	3,937,785,235	—	3,937,785,235
Total investments	$18,482,449	$27,196,163,001	$228,368,055	$27,443,013,505
Other financial instruments:
Futures contracts	69,797,870	—	—	69,797,870
Forward foreign currency contracts	—	98,357,490	—	98,357,490
OTC credit default swaps on corporate issues — sell protection‡	—	299,173	—	299,173
Centrally cleared interest rate swaps	—	11,446,446	—	11,446,446
Centrally cleared credit default swaps on credit indices — buy protection	—	2,781,010	—	2,781,010
Total other financial instruments	$69,797,870	$112,884,119	—	$182,681,989
Total	$88,280,319	$27,309,047,120	$228,368,055	$27,625,695,494

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Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$84,881,466	—	—	$84,881,466
Written options:
Exchange-traded written options	16,447,182	—	—	16,447,182
OTC written options	—	$5,238,596	—	5,238,596
Forward foreign currency contracts	—	91,772,897	—	91,772,897
Centrally cleared interest rate swaps	—	62,631,675	—	62,631,675
Centrally cleared credit default swaps on credit indices — sell protection	—	6,825,357	—	6,825,357
Total	$101,328,648	$166,468,525	—	$267,797,173

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Financials	Industrials	Asset- Backed Securities	Collateralized Mortgage Obligations	Mortgage- Backed Securities
Balance as of December 31, 2017	$77,492,836	$1,817	$18,484,401	$33,537,507	—
Accrued premiums/discounts	112,289	—	(5,038)	31,444	—
Realized gain/(loss)[1]	1,672	32	(5,126)	—	—
Change in unrealized appreciation (depreciation)[2]	(2,204,436)	(32)	(174,267)	987,009	—
Purchases	—	—	—	—	—
Sales	(430,801)	(1,817)	(2,022,478)	—	—
Transfers into Level 3[3]	—	645,121	66,729,897	10,227,000	$54,869,531
Transfers out of Level 3[4]	—	—	(2,464,226)	(32,584,336)	—
Balance as of June 30, 2018	$74,971,560	$645,121	$80,543,163	$12,198,624	$54,869,531
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2018[2]	$(2,204,436)	—	$(184,504)	$84,973	—

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	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Consumer Staples	Health Care	Industrials	Information Technology	Real Estate	Utilities	OTC Total Return Swaps	Total
Balance as of December 31, 2017	$39,481,906	$12,581,604	$3,200,372	—	$57,503,273	—	$39,213,179	$168,290	$281,665,185
Accrued premiums/discounts	(35,242)	(9,414)	(1,323)	—	(96,994)	—	8,882	—	4,604
Realized gain/(loss)[1]	(6,862)	(623)	—	—	45,082	—	14,982	73,578	122,735
Change in unrealized appreciation (depreciation)[2]	598,868	139,114	(68,337)	$(42,981)	(80,585)	$(6,829)	(160,631)	(168,290)	(1,181,397)
Purchases	11,363,800	—	—	4,801,793	2,132,325	388,073	—	—	18,685,991
Sales	(11,034,988)	(64,441)	—	—	(40,664,404)	—	(39,076,412)	(73,578)	(93,368,919)
Transfers into Level 3[3]	—	—	—	—	—	—	—	—	132,471,549
Transfers out of Level 3[4]	(40,367,482)	(12,646,240)	(3,130,712)	—	(18,838,697)	—	—	—	(110,031,693)
Balance as of June 30, 2018	—	—	—	$4,758,812	—	$381,244	—	—	$228,368,055
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2018[2]	—	—	—	$(42,981)	—	$(6,829)	—	—	$(2,353,777)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

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Notes to financial statements (unaudited) (cont’d)

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

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Notes to financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2018, the total notional value of all credit default swaps to sell protection was $3,006,560,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended June 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund

84	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

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Notes to financial statements (unaudited) (cont’d)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

86	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2018, the Fund had non-cash collateral for TBA securities from Bank of America N.A., Goldman Sachs Group Inc. and Morgan Stanley & Co Inc. in the amount $108,381, $2,009,113 and $987,651, respectively.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or

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Notes to financial statements (unaudited) (cont’d)

loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

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Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

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Notes to financial statements (unaudited) (cont’d)

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $97,011,493. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2018, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $104,307,247 which could be used to reduce the required payment.

90	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

At June 30, 2018, the Fund held collateral from Deutsche Bank AG and Barclays Capital in the amounts of $3,363,621 and $2,154,027, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	91

Notes to financial statements (unaudited) (cont’d)

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (formerly, Western Asset Management Company) (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Singapore and Western Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $4,503,368.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

92	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2018	$45,617	—	—	—	—	$7,457,713	—
Expires December 31, 2019	240,090	—	—	—	—	9,227,382	—
Expires December 31, 2020	33,668	—	—	—	—	4,469,155	—
Total fee waivers/expense reimbursements subject to recapture	$319,375	—	—	—	—	$21,154,250	—

For the six months ended June 30, 2018, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C	Class C1
Sales charges	$113,400	—	—
CDSCs	4,304	$23,702	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,527,780,466	$33,730,713,779
Sales	1,767,434,196	34,114,800,639

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$27,826,063,363	$285,003,565	$(668,053,423)	$(383,049,858)
Written options	(22,682,790)	5,946,972	(4,949,960)	997,012
Futures contracts	—	69,797,870	(84,881,466)	(15,083,596)
Forward foreign currency contracts	—	98,357,490	(91,772,897)	6,584,593
Swap contracts	18,938,895	14,788,843	(69,457,032)	(54,668,189)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$3,776,196	$27,116,403	$204,737	$31,097,336
Futures contracts[3]	47,905,148	21,892,722	—	69,797,870
OTC swap contracts[4]	—	—	299,173	299,173
Centrally cleared swap contracts[5]	11,446,446	—	2,781,010	14,227,456
Forward foreign currency contracts	—	98,357,490	—	98,357,490
Total	$63,127,790	$147,366,615	$3,284,920	$213,779,325

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$16,109,757	$5,184,302	$391,719	$21,685,778
Futures contracts[3]	74,967,754	9,913,712	—	84,881,466
Centrally cleared swap contracts[5]	62,631,675	—	6,825,357	69,457,032
Forward foreign currency contracts	—	91,772,897	—	91,772,897
Total	$153,709,186	$106,870,911	$7,217,076	$267,797,173

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

94	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(36,025,780)	$(8,777,275)	—	$(44,803,055)
Written options	73,507,485	7,692,457	—	81,199,942
Futures contracts	(97,564,798)	(53,380,218)	—	(150,945,016)
Swap contracts	71,802,951	—	$15,893,639	87,696,590
Forward foreign currency contracts	—	(43,225,127)	—	(43,225,127)
Total	$11,719,858	$(97,690,163)	$15,893,639	$(70,076,666)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(3,319,369)	$4,533,457	$(261,633)	$952,455
Written options	(4,350,030)	3,666,752	83,028	(600,250)
Futures contracts	(24,449,701)	16,759,732	—	(7,689,969)
Swap contracts	(47,362,968)	—	(14,901,067)	(62,264,035)
Forward foreign currency contracts	—	27,501,906	—	27,501,906
Total	$(79,482,068)	$52,461,847	$(15,079,672)	$(42,099,893)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$17,901,685
Written options	16,761,204
Futures contracts (to buy)	22,075,154,563
Futures contracts (to sell)	14,564,445,415
Forward foreign currency contracts (to buy)	1,512,619,080
Forward foreign currency contracts (to sell)	1,865,609,200

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$6,277,100,786
Credit default swap contracts (to buy protection)	311,661,429
Credit default swap contracts (to sell protection)	2,643,646,286
Total return swap contracts†	12,797,082

†	At June 30, 2018, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$68,284	$(122,333)	$(54,049)	—	$(54,049)
Barclays Bank PLC	51,205,430	(24,002,234)	27,203,196	$(2,154,027)	25,049,169
Citibank N.A.	69,935,315	(58,927,796)	11,007,519	—	11,007,519
Deutsche Bank AG	2,824,269	—	2,824,269	(2,824,269)	—
JPMorgan Chase & Co.	300,680	(13,959,130)	(13,658,450)	—	(13,658,450)
Total	$124,333,978	$(97,011,493)	$27,322,485	$(4,978,296)	$22,344,189

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,275,661	†	$808,996
Class C	1,104,262	†	96,093
Class C1	70,311	†	8,371
Class FI	553,805	†	340,597
Class R	555,152		211,404

96	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$6,867,561
Class IS	—	20,432
Total	$3,559,191	$8,353,454

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $191, $309, $2, and $43 for Class A, Class C, Class C1 and Class FI shares, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$33,859
Class C	309
Class C1	2
Class FI	43
Class R	—
Class I	4,469,155
Class IS	—
Total	$4,503,368

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$15,127,022	$24,824,376
Class C	2,507,682	3,877,713
Class C1	257,926	547,013
Class FI	6,553,501	11,265,646
Class R	2,968,785	4,183,705
Class I	251,779,022	392,265,021
Class IS	95,577,501	151,983,642
Total	$374,771,439	$588,947,116

Net Realized Gains:
Class A	$4,960,005	$1,334,603
Class C	1,028,494	288,218
Class C1	84,696	29,574
Class FI	2,034,129	585,977
Class R	1,064,801	286,536
Class I	72,533,084	19,481,332
Class IS	27,242,804	7,293,887
Total	$108,948,013	$29,300,127

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

7. Capital shares

At June 30, 2018, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	22,667,416	$261,224,443	39,382,925	$460,526,649
Shares issued on reinvestment	1,297,205	14,821,009	1,594,072	18,709,228
Shares repurchased	(13,545,471)	(155,649,755)	(29,391,420)	(342,655,357)
Net increase	10,419,150	$120,395,697	11,585,577	$136,580,520

Class C
Shares sold	3,344,723	$38,684,450	7,182,229	$84,537,642
Shares issued on reinvestment	235,842	2,695,952	251,839	2,960,911
Shares repurchased	(2,576,235)	(29,609,003)	(5,278,418)	(61,774,608)
Net increase	1,004,330	$11,771,399	2,155,650	$25,723,945

Class C1
Shares sold	10,316	$118,395	48,403	$570,239
Shares issued on reinvestment	29,231	334,357	47,401	556,089
Shares repurchased	(374,258)	(4,285,351)	(415,108)	(4,861,549)
Net decrease	(334,711)	$(3,832,599)	(319,304)	$(3,735,221)

Class FI
Shares sold	7,586,547	$87,577,610	14,828,028	$174,129,804
Shares issued on reinvestment	745,113	8,525,958	1,000,827	11,752,405
Shares repurchased	(7,286,922)	(83,681,676)	(13,818,638)	(161,717,646)
Net increase	1,044,738	$12,421,892	2,010,217	$24,164,563

Class R
Shares sold	3,656,369	$42,098,079	8,923,448	$104,471,540
Shares issued on reinvestment	330,638	3,773,811	342,083	4,016,169
Shares repurchased	(1,853,680)	(21,239,924)	(2,483,440)	(29,123,735)
Net increase	2,133,327	$24,631,966	6,782,091	$79,363,974

Class I
Shares sold	315,509,081	$3,638,167,437	518,654,831	$6,085,001,449
Shares issued on reinvestment	24,513,802	280,577,930	31,309,282	367,933,554
Shares repurchased	(193,694,653)	(2,229,046,026)	(373,204,638)	(4,336,469,230)
Net increase	146,328,230	$1,689,699,341	176,759,475	$2,116,465,773

Class IS
Shares sold	96,789,864	$1,115,809,988	195,577,943	$2,282,345,712
Shares issued on reinvestment	9,618,558	110,022,301	12,106,012	142,288,920
Shares repurchased	(43,734,000)	(502,194,904)	(90,649,269)	(1,064,033,547)
Net increase	62,674,422	$723,637,385	117,034,686	$1,360,601,085

98	Western Asset Core Plus Bond Fund 2018 Semi-Annual Report

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,207,737,972	$6,294,821,153	6,294,821,153	$6,421,600,000	6,421,600,000	—	$16,872,171	—	$2,080,959,125

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $81,751. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

Western Asset Core Plus Bond Fund 2018 Semi-Annual Report	99

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC*

Western Asset Management Company Limited

Western Asset Management Company Ltd.

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

*	Prior to May 2, 2018, known as Western Asset Management Company.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive Westborough, MA 01581

Custodian

The Bank of New York Mellon (“BNY”)**

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

**	Effective May 7, 2018, BNY became custodian.

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/18 SR18-3414

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2018